MAY 1, 2000



                                [LOGO] RELIASTAR
                               SELECT-ANNUITY III
             INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                   THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                       RELIASTAR LIFE INSURANCE COMPANY




PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACT THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING IT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


1. THE ANNUITY CONTRACT: The fixed and variable annuity contract we are offering is a contract between you, the owner, and us, ReliaStar Life Insurance Company ("ReliaStar Life"). It provides a means for selecting one or more investment funds ("Investment Option" or "Funds") on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.


     Through the Variable Account, the Contract offers up to 34 investment options. The returns on these investment options are not guaranteed and possibly you can lose money. Currently, there is a $25 charge for each transfer in excess of 24 transfers per Contract Year.


     The Contract also offers a Fixed Account. This Fixed Account has an interest rate that is set periodically by ReliaStar Life. While your money is in the fixed account, the interest you earn and your principal is guaranteed by ReliaStar Life.


     The Contract has two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the annuity commencement date.


2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 or 20 years (as you select) if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.


     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from the Fixed Account, the Variable Account or both. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.


3. PURCHASE: The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar Life may choose not to accept any subsequent purchase payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1 million.


4. INVESTMENT OPTIONS: You can put your money in up to thirty-four (34) investment options which are described in the prospectuses for the Funds.

                                                              FIDELITY VARIABLE INSURANCE
 AIM VARIABLE INSURANCE FUNDS     THE ALGER AMERICAN FUND            PRODUCTS FUND
------------------------------   -------------------------   ----------------------------
AIM V.I. Dent Demographic        Alger American              VIP Equity-Income
 Trends Fund                      Growth Portfolio            Portfolio --
                                 Alger American               Initial Class
                                  Leveraged AllCap           VIP Growth Portfolio --
                                  Portfolio                   Initial Class
                                 Alger American              VIP High Income
                                  MidCap Growth               Portfolio --
                                  Portfolio                   Initial Class
                                 Alger American              VIP Money Market
                                  Small Capitalization        Portfolio --
                                  Portfolio                   Initial Class


 FIDELITY VARIABLE INSURANCE                              NEUBERGER BERMAN ADVISERS
       PRODUCTS FUND II           JANUS ASPEN SERIES          MANAGEMENT TRUST
-----------------------------   ----------------------   --------------------------
VIP II Contrafund(R)            Aggressive Growth        Limited Maturity Bond
 Portfolio -- Initial Class      Portfolio                Portfolio
VIP II Index 500                Growth Portfolio         Partners Portfolio
 Portfolio -- Initial Class     International Growth     Socially Responsive
VIP II Investment Grade          Portfolio                Portfolio
 Bond Portfolio --              Worldwide Growth
 Initial Class                   Portfolio


  OCC ACCUMULATION TRUST     PILGRIM VARIABLE PRODUCTS TRUST     PUTNAM VARIABLE TRUST
-------------------------   ---------------------------------   -----------------------
Equity Portfolio            Growth Opportunities                Putnam VT Growth and
Global Equity Portfolio      Portfolio                           Income Fund --
Managed Portfolio           Growth + Value Portfolio             Class IA Shares
Small Cap Portfolio         High Yield Bond                     Putnam VT New
                             Portfolio                           Opportunities Fund --
                            International Value                  Class IA Shares
                             Portfolio                          Putnam VT Voyager
                            MagnaCap Portfolio                   Fund -- Class IA
                            MidCap Opportunities                 Shares
                             Portfolio
                            Research Enhanced Index
                             Portfolio
                            SmallCap Opportunities
                             Portfolio

Depending upon market conditions, you can make or lose money in any of these Funds.

5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

     Each year ReliaStar Life deducts a $30 contract maintenance charge from your Contract. ReliaStar Life reserves the right to waive this Annual Contract Charge for business applied for on or after May 30, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your Contract allocated to the investment portfolios.

     There are also investment fund annual expenses which range from 0.27% to 1.53% of the average daily value of the investment fund depending upon the investment option which you select.

     If you take your money out, we may assess a withdrawal charge. This charge is equal to a maximum of 6% in years 1 and 2 and reduces to 0 after year 6. We may also assess a state premium tax charge which ranges from 0% to 3.5% depending upon the state.

     The following chart is designed to help you understand the expenses in the Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .06% below), the 1.40% insurance charges, and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge. The premium tax is assumed to be 0% in both examples.

                                                                                                                      EXAMPLES:
                                                                                                                     TOTAL ANNUAL
                                                                                                                  EXPENSES AT END OF
                                                                                                                  ----------------
                                                             TOTAL ANNUAL         TOTAL ANNUAL      TOTAL ANNUAL     (1)      (2)
INVESTMENT FUNDS                                          INSURANCE CHARGES    PORTFOLIO EXPENSES     EXPENSES     1 YEAR   10 YEARS
-------------------------------------------------------- -------------------  -------------------- -------------- -------- -------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund .................         1.46%                 1.40%             2.86%       $88      $365
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .......................         1.46%                 0.79%             2.25%       $82      $308
 Alger American Leveraged AllCap Portfolio .............         1.46%                 0.93%             2.39%       $83      $321
 Alger American MidCap Growth Portfolio ................         1.46%                 0.85%             2.31%       $82      $314
 Alger American Small Capitalization Portfolio .........         1.46%                 0.90%             2.36%       $83      $319
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio -- Initial Class ..........         1.46%                 0.56%             2.02%       $80      $286
 VIP Growth Portfolio -- Initial Class .................         1.46%                 0.65%             2.11%       $80      $294
 VIP High Income Portfolio -- Initial Class ............         1.46%                 0.69%             2.15%       $81      $298
 VIP Money Market Portfolio -- Initial Class ...........         1.46%                 0.27%             1.73%       $77      $256
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio -- Initial Class ..........         1.46%                 0.65%             2.11%       $80      $294
 VIP II Index 500 Portfolio -- Initial Class ...........         1.46%                 0.28%             1.74%       $77      $257
 VIP II Investment Grade Bond Portfolio --
  Initial Class ........................................         1.46%                 0.54%             2.00%       $79      $284
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ...........................         1.46%                 0.67%             2.13%       $81      $296
 Growth Portfolio ......................................         1.46%                 0.67%             2.13%       $81      $296
 International Growth Portfolio ........................         1.46%                 0.76%             2.22%       $82      $305
 Worldwide Growth Portfolio ............................         1.46%                 0.70%             2.16%       $81      $299
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .......................         1.46%                 0.76%             2.22%       $82      $305
 Partners Portfolio ....................................         1.46%                 0.87%             2.33%       $83      $316
 Socially Responsive Portfolio .........................         1.46%                 1.53%             2.99%       $89      $377
OCC ACCUMULATION TRUST:
 Equity Portfolio ......................................         1.46%                 0.91%             2.37%       $83      $319
 Global Equity Portfolio ...............................         1.46%                 1.10%             2.56%       $85      $337
 Managed Portfolio .....................................         1.46%                 0.83%             2.29%       $82      $312
 Small Cap Portfolio ...................................         1.46%                 0.89%             2.35%       $83      $318
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio ........................         1.46%                 0.90%             2.36%       $83      $319
 Growth + Value Portfolio ..............................         1.46%                 0.80%             2.26%       $82      $309
 High Yield Bond Portfolio .............................         1.46%                 0.80%             2.26%       $82      $309
 International Value Portfolio .........................         1.46%                 1.00%             2.46%       $84      $328
 MagnaCap Portfolio ....................................         1.46%                 0.90%             2.36%       $83      $319
 MidCap Opportunities Portfolio ........................         1.46%                 0.90%             2.36%       $83      $319
 Research Enhanced Index Portfolio .....................         1.46%                 0.89%             2.35%       $83      $318
 SmallCap Opportunities Portfolio ......................         1.46%                 0.90%             2.36%       $83      $319
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund --
  Class IA Shares ......................................         1.46%                 0.50%             1.96%       $79      $280
 Putnam VT New Opportunities Fund --
  Class IA Shares ......................................         1.46%                 0.59%             2.05%       $80      $289
 Putnam VT Voyager Fund -- Class IA Shares .............         1.46%                 0.57%             2.03%       $80      $287


     Certain of the portfolios are subject to fee waiver or reimbursement arrangements. The charges listed above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract.

6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from us. Withdrawals in excess of that will be charged a maximum of 6% in years 1 and 2 which reduces to 0 after year 6. After we have a payment for 6 years, there is no charge for withdrawals for those payments. You may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your Contract has its own 6 year withdrawal charge period.

8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment fund you choose. The following chart shows total returns through December 31, 1999, for each investment fund for the time periods shown. This chart reports performance returns only for periods where our Contracts offered the investment fund for a complete year. These numbers reflect the insurance charges, the contract maintenance charge, and the investment expenses and all other expenses of the investment fund.

     These numbers do not reflect any withdrawal charges and if applied these charges would reduce such performance. Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.

     Performances of certain of the portfolios reflect a voluntary expense limitation, as described in the prospectus. In the absence of this voluntary limitation the total return would have been lower.



                                                                       CALENDAR YEAR
                                                                    1999          1998
                                                               ------------- -------------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund .................           N/A             N/A
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio .......................         31.84%          45.96%
  Alger American Leveraged AllCap Portfolio .............           N/A             N/A
  Alger American MidCap Growth Portfolio ................         29.97%          28.43%
  Alger American Small Capitalization Portfolio .........         41.38%          13.87%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  VIP Equity-Income Portfolio -- Initial Class ..........          4.81%          10.02%
  VIP Growth Portfolio -- Initial Class .................         35.48%          37.50%
  VIP High Income Portfolio -- Initial Class ............          6.61%          (5.72)%
  VIP Money Market Portfolio -- Initial Class ...........          3.67%           3.93%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  VIP II Contrafund Portfolio -- Initial Class ..........         22.48%          28.12%
  VIP II Index 500 Portfolio -- Initial Class ...........         18.79%          26.49%
  VIP II Investment Grade Bond Portfolio -- Initial Class         (2.47)%          7.28%
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio ...........................        122.24%          32.34%
  Growth Portfolio ......................................         41.94%          33.72%
  International Growth Portfolio ........................         79.71%          15.55%
  Worldwide Growth Portfolio ............................         62.13%          27.08%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio .......................          0.02%           2.88%
  Partners Portfolio ....................................          5.83%           2.70%
  Socially Responsive Portfolio .........................           N/A             N/A
OCC ACCUMULATION TRUST:
  Equity Portfolio ......................................          1.07%          10.25%
  Global Equity Portfolio ...............................         24.72%          11.66%
  Managed Portfolio .....................................          3.49%           5.58%
  Small Cap Portfolio ...................................         (3.24)%        (10.35)%
PILGRIM VARIABLE PRODUCTS TRUST:
  Growth Opportunities Portfolio ........................           N/A             N/A
  Growth + Value Portfolio ..............................         92.24%          17.61%
  High Yield Bond Portfolio .............................         (4.61)          (0.87)%
  International Value Portfolio .........................         48.05%          15.25%
  MagnaCap Portfolio ....................................           N/A             N/A
  MidCap Opportunities Portfolio ........................           N/A             N/A
  Research Enhanced Index Portfolio .....................          4.30%          (0.11)%
  SmallCap Opportunities Portfolio ......................        137.66%          15.61%
PUTNAM VARIABLE TRUST:
  Putnam VT Growth and Income Fund - Class IA Shares ....          0.13%          13.76%
  Putnam VT New Opportunities Fund - Class IA Shares ....         66.96%          22.60%
  Putnam VT Voyager Fund - Class IA Shares ..............         55.98%          22.58%



                                                                           CALENDAR YEAR
                                                                  1997         1996          1995
                                                              -----------   -----------   -----------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund .................          N/A           N/A           N/A
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio .......................          N/A           N/A           N/A
  Alger American Leveraged AllCap Portfolio .............          N/A           N/A           N/A
  Alger American MidCap Growth Portfolio ................          N/A           N/A           N/A
  Alger American Small Capitalization Portfolio .........          N/A           N/A           N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  VIP Equity-Income Portfolio -- Initial Class ..........        26.26%        12.60%        33.12%
  VIP Growth Portfolio -- Initial Class .................        21.70%        13.02%        33.39%
  VIP High Income Portfolio -- Initial Class ............        15.96%        12.36%        18.83%
  VIP Money Market Portfolio -- Initial Class ...........         3.96%         3.86%         4.31%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  VIP II Contrafund Portfolio -- Initial Class ..........        22.35%        19.53%          N/A
  VIP II Index 500 Portfolio -- Initial Class ...........        30.79%        21.02%        35.19%
  VIP II Investment Grade Bond Portfolio -- Initial Class         7.48%         1.66%        15.60%
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio ...........................          N/A           N/A           N/A
  Growth Portfolio ......................................          N/A           N/A           N/A
  International Growth Portfolio ........................          N/A           N/A           N/A
  Worldwide Growth Portfolio ............................          N/A           N/A           N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Limited Maturity Bond Portfolio .......................          N/A           N/A           N/A
  Partners Portfolio ....................................          N/A           N/A           N/A
  Socially Responsive Portfolio .........................          N/A           N/A           N/A
OCC ACCUMULATION TRUST:
  Equity Portfolio ......................................          N/A           N/A           N/A
  Global Equity Portfolio ...............................          N/A           N/A           N/A
  Managed Portfolio .....................................          N/A           N/A           N/A
  Small Cap Portfolio ...................................          N/A           N/A           N/A
PILGRIM VARIABLE PRODUCTS TRUST:
  Growth Opportunities Portfolio ........................          N/A           N/A           N/A
  Growth + Value Portfolio ..............................        12.99%        21.30%          N/A
  High Yield Bond Portfolio .............................          N/A           N/A           N/A
  International Value Portfolio .........................          N/A           N/A           N/A
  MagnaCap Portfolio ....................................          N/A           N/A           N/A
  MidCap Opportunities Portfolio ........................          N/A           N/A           N/A
  Research Enhanced Index Portfolio .....................         5.46%        11.61%          N/A
  SmallCap Opportunities Portfolio ......................        13.94%        12.13%          N/A
PUTNAM VARIABLE TRUST:
  Putnam VT Growth and Income Fund - Class IA Shares ....        22.36%        20.13%        34.72%
  Putnam VT New Opportunities Fund - Class IA Shares ....        21.51%         8.55%          N/A
  Putnam VT Voyager Fund - Class IA Shares ..............        24.69%        11.31%        38.62%

9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts: 1) the money you've put in reduced for any money you've taken out, or 2) the current value of your Contract, or 3) the value of your Contract at the most recent Specified Contract Anniversary (as defined in the Prospectus for the Contract) plus any money you've added since that anniversary reduced for any money you've taken out since that anniversary. If you die after age 85, your beneficiary will receive the Contract Value.

10. OTHER INFORMATION

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment.

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES. This Contract has additional Features you might be interested in. These include:

   o You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

   o You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. We call this feature Dollar Cost Averaging.

   o ReliaStar Life will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. We call this feature Portfolio Rebalancing.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES If you need more information, please contact us at:

ReliaStar Life Insurance Company
ReliaStar Service Center
P.O. Box 5050
Minot, ND 58702-5050
1-877-884-5050

or the distributor of the Contracts, our affiliated Company,

Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401
1-800-621-3750

or your registered representative.

                                [LOGO]RELIASTAR

                          20 Washington Avenue South
                         Minneapolis, Minnesota 55401
                                1-800-621-3750
                           ------------------------

                              SELECT-ANNUITY III

             INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                   THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                       RELIASTAR LIFE INSURANCE COMPANY

     This Prospectus offers flexible purchase payment Individual Deferred Variable/Fixed Annuity Contracts. The Contracts are sold both as non-qualified contracts and in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status.") Annuity payouts from the Contracts are deferred until a selected later date.

     Subject to certain restrictions, you can allocate premiums to:

      o the Fixed Account, an account that provides a minimum specified rate of interest; and

      o Sub-Accounts of Select Variable Account (the "Variable Account"), a variable account allowing you to invest in certain portfolios of the following Funds (the "Investment Funds"):



AIM Variable Insurance Funds                     Neuberger Berman Advisers Management Trust
The Alger American Fund                          OCC Accumulation Trust
Fidelity Variable Insurance Products Fund        Pilgrim Variable Products Trust
Fidelity Variable Insurance Products Fund II     Putnam Variable Trust
Janus Aspen Series

     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account.") The Fixed Account is the general account of ReliaStar Life Insurance Company ("ReliaStar Life"). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

     Additional information about the Contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated May 1, 2000, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available by accessing the SEC's Internet web site (http: // www.sec.gov) or upon request without charge by writing to ReliaStar Life Insurance Company, ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota 58702-5050 or by calling 1-877-884-5050. The
Statement of Additional Information is incorporated by reference in this Prospectus and its Table of Contents can be found on page 33 of this Prospectus.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

     These insurance and investment products:

     o ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK

     o ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY

     o ARE AFFECTED BY MARKET FLUCTUATIONS AND SO INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL

     o HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE INVESTMENT FUNDS OFFERED BY THE AIM VARIABLE INSURANCE FUNDS, THE ALGER AMERICAN FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, JANUS ASPEN SERIES, NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, OCC ACCUMULATION TRUST, PILGRIM VARIABLE PRODUCTS TRUST, AND PUTNAM VARIABLE TRUST, AND IT IS VALID ONLY WHEN ACCOMPANIED BY THESE PROSPECTUSES.

THE DATE OF THIS PROSPECTUS IS MAY 1, 2000.

                               TABLE OF CONTENTS



Definitions ..........................................................     4
Summary of Contract Expenses .........................................     6
ReliaStar Life .......................................................    12
The Variable Account .................................................    12
Investments of the Variable Account ..................................    13
Charges Made by ReliaStar Life .......................................    16
 Surrender Charge (Contingent Deferred Sales Charge) .................    16
 Annual Contract Charge ..............................................    17
 Waiver of Charges ...................................................    17
 Mortality Risk Premium ..............................................    18
 Expense Risk Premium ................................................    18
 Administration Charge ...............................................    18
 Premium and Other Taxes .............................................    18
 General: Reduction or Waiver of Charges or Minimum Purchase Payments     19
 Expenses of the Investment Funds ....................................    19
Administration of the Contracts ......................................    19
The Contracts ........................................................    19
 Allocation of Purchase Payments .....................................    19
 Sub-Account Accumulation Unit Value .................................    20
 Net Investment Factor ...............................................    20
 Death Benefit Before the Annuity Commencement Date ..................    20
 Death Benefit After the Annuity Commencement Date ...................    21
 Surrender (Redemption) ..............................................    21
 Systematic Withdrawals ..............................................    21
 Transfers ...........................................................    22
 Written Transfers ...................................................    22
 Assignments .........................................................    23
 Contract Owner and Beneficiaries ....................................    23
 Contract Inquiries ..................................................    24
Annuity Provisions ...................................................    24
 Annuity Commencement Date ...........................................    24
 Annuity Form Selection ..............................................    24
 Annuity Forms .......................................................    24
 Frequency and Amount of Annuity Payments ............................    25
 Annuity Payments ....................................................    25
 Sub-Account Annuity Unit Value ......................................    25
 Assumed Investment Rate .............................................    26
Federal Tax Status ...................................................    26
 Introduction ........................................................    26
 Tax Status of the Contract ..........................................    26
 Taxation of Annuities ...............................................    27
 Taxation of Death Benefit Proceeds ..................................    28
 Penalty Tax on Certain Distributions ................................    28
 Possible Changes in Taxation ........................................    28
 Transfers, Assignments or Exchanges of a Contract ...................    28
 Withholding .........................................................    28
 Multiple Contracts ..................................................    28
 Taxation of Qualified Plans .........................................    29
 Possible Charge for ReliaStar's Taxes ...............................    29
 Other Tax Consequences ..............................................    30
Voting of Fund Shares ................................................    30
Distribution of the Contracts ........................................    30
Revocation ...........................................................    31

Reports to Owners ......................................................    31
Legal Proceedings ......................................................    31
Experts ................................................................    32
Further Information ....................................................    32
Statement of Additional Information Table of Contents ..................    33
Appendix A: The Fixed Account ..........................................    A-1
Appendix B: Performance Information and Condensed Financial Information     B-1

DEFINITIONS

ANNUITANT. The person who is named by the Owner whose life determines the annuity benefits payable.

ANNUITY COMMENCEMENT DATE (COMMENCEMENT DATE). The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

BENEFICIARY. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the Annuity Form in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY. Occurs yearly on the same day and month the Contract was issued.

CONTRACT OWNER (OWNER). The person who controls all the rights and privileges under the Contract. The Annuitant owns the Contract unless another Owner is named as provided for in the Contract. The Contract may be owned by one, but no more than two, natural persons only, except when it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code.

CONTRACT VALUE. The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the Contract plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the Contract, plus credited interest, minus surrenders, surrender charges previously applied, and any annual administrative charges applicable to the Fixed Account, and minus any transfers to the Variable Account.

CONTRACT YEAR. Each twelve-month period starting with the date the Contract was issued and each Contract Anniversary after that.

DEATH BENEFIT. The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

DEATH BENEFIT VALUATION DATE. The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an Annuity Form permitted by Section 72(s) of the Code.

FIXED ACCOUNT. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.

FIXED ANNUITY. An annuity with payments which do not vary as to dollar amount.

INVESTMENT FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.

QUALIFIED PLAN. A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.

SPECIFIED CONTRACT ANNIVERSARY. Each consecutive six year anniversary date measured from the date the Contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

SUB-ACCOUNT. That portion of the Variable Account which invests in shares of a specific Investment Fund.

SUB-ACCOUNT ACCUMULATION UNIT. A unit of measure used to determine the Variable Account Contract Value before annuity payments start.

SUCCESSOR BENEFICIARY. The person named to become the Beneficiary if the Beneficiary is not alive.

VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; President's Day; Good Friday; Fourth of July; Labor Day; Thanksgiving Day; and Christmas Day.

VALUATION PERIOD. The time interval between a Valuation Date and the next Valuation Date.

VARIABLE ACCOUNT. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

VARIABLE ANNUITY. A series of periodic payments to the Contract Payee which will vary in amount, primarily based on the investment results of the Sub-Accounts under the Contract.

VARIABLE ANNUITY UNIT. A unit of measure used in the calculation of the second and each subsequent variable annuity payment from the Variable Account.

                         SUMMARY OF CONTRACT EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES


Sales Charge Imposed on Purchases ......... None


Surrender Charge (as a percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years) (a)


  CONTRACT YEAR OF SURRENDER MINUS    SURRENDER CHARGE AS A PERCENTAGE
  CONTRACT YEAR OF PURCHASE PAYMENT       OF EACH PURCHASE PAYMENT
------------------------------------- ---------------------------------
                 0-1                                  6%
                 2-3                                  5
                 4-5                                  4
             6 and later                              0


Transfer Charge(b) ..........................................................    $    25
ANNUAL CONTRACT CHARGE ......................................................    $    30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
 Mortality and Expense Risk Premiums ........................................       1.25%
 Other Account Fees and Expenses (See "Administration Charge") ..............        .15%
 Total Variable Account Annual Expenses .....................................       1.40%

     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes."

ANNUAL INVESTMENT FUND EXPENSES AFTER REIMBURSEMENTS(e)(f)(g)(h):
(as a percentage of Investment Fund average net assets)



                                                                                                      TOTAL INVESTMENT
                                                                          MANAGEMENT       OTHER        FUND ANNUAL
                                                                             FEES        EXPENSES         EXPENSES
                                                                         ------------   ----------   -----------------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund (c) ...........................        0.85%         0.55%           1.40%
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio (c) .................................        0.75%         0.04%           0.79%
 Alger American Leveraged AllCap Portfolio (c) .......................        0.85%         0.08%           0.93%
 Alger American MidCap Growth Portfolio (c) ..........................        0.80%         0.05%           0.85%
 Alger American Small Capitalization Portfolio (c) ...................        0.85%         0.05%           0.90%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
 VIP Equity-Income Portfolio -- Initial Class (c) (e) ................        0.48%         0.08%           0.56%
 VIP Growth Portfolio -- Initial Class (c) (e) .......................        0.58%         0.07%           0.65%
 VIP High Income Portfolio -- Initial Class (c) ......................        0.58%         0.11%           0.69%
 VIP Money Market Portfolio -- Initial Class .........................        0.18%         0.09%           0.27%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
 VIP II Contrafund Portfolio -- Initial Class (c) (e) ................        0.58%         0.07%           0.65%
 VIP II Index 500 Portfolio -- Initial Class (c) (e) .................        0.24%         0.04%           0.28%
 VIP II Investment Grade Bond Portfolio -- Initial Class (c) .........        0.43%         0.11%           0.54%
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio (c) (f) .................................        0.65%         0.02%           0.67%
 Growth Portfolio (c) (f) ............................................        0.65%         0.02%           0.67%
 International Growth Portfolio (c) (f) ..............................        0.65%         0.11%           0.76%
 Worldwide Growth Portfolio (c) (f) ..................................        0.65%         0.05%           0.70%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio (c) .................................        0.65%         0.11%           0.76%
 Partners Portfolio (c) ..............................................        0.80%         0.07%           0.87%
 Socially Responsive Portfolio (c) (g) ...............................        0.85%         0.68%           1.53%
OCC ACCUMULATION TRUST:
 Equity Portfolio (c) (h) ............................................        0.80%         0.11%           0.91%
 Global Equity Portfolio (c) (h) .....................................        0.80%         0.30%           1.10%
 Managed Portfolio (c) (h) ...........................................        0.77%         0.06%           0.83%
 Small Cap Portfolio (c) (h) .........................................        0.80%         0.09%           0.89%
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio (d) (i) ..............................        0.75%         0.15%           0.90%
 Growth + Value Portfolio (i) ........................................        0.75%         0.05%           0.80%
 High Yield Bond Portfolio (i) .......................................        0.75%         0.05%           0.80%
 International Value Portfolio (i) ...................................        1.00%         0.00%           1.00%
 MagnaCap Portfolio (d) (i) ..........................................        0.75%         0.15%           0.90%
 MidCap Opportunities Portfolio (d) (i) ..............................        0.75%         0.15%           0.90%
 Research Enhanced Index Portfolio (i) ...............................        0.75%         0.14%           0.89%
 SmallCap Opportunities Portfolio (i) ................................        0.75%         0.15%           0.90%
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund -- Class IA Shares .................        0.46%         0.04%           0.50%
 Putnam VT New Opportunities Fund -- Class IA Shares .................        0.54%         0.05%           0.59%
 Putnam VT Voyager Fund -- Class IA Shares ...........................        0.53%         0.04%           0.57%

     The fee and expense information above regarding the Investment Funds was provided by the Funds.

     Except for the Pilgrim Variable Products Trust, neither the Investment Funds nor their Advisers are affiliated with ReliaStar Life.

EXAMPLES

     If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               -------- --------- --------- ---------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund .......................    $88      $148      $211      $365
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .............................     82       130       181       308
 Alger American Leveraged AllCap Portfolio ...................     83       134       188       321
 Alger American MidCap Growth Portfolio ......................     82       132       184       314
 Alger American Small Capitalization Portfolio ...............     83       134       187       319
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio -- Initial Class ................     80       123       170       286
 VIP Growth Portfolio -- Initial Class .......................     80       126       175       294
 VIP High Income Portfolio -- Initial Class ..................     81       127       177       298
 VIP Money Market Portfolio -- Initial Class .................     77       115       155       256
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio -- Initial Class ................     80       126       175       294
 VIP II Index 500 Portfolio -- Initial Class .................     77       115       156       257
 VIP II Investment Grade Bond Portfolio -- Initial Class .....     79       123       169       284
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio .................................     81       127       176       296
 Growth Portfolio ............................................     81       127       176       296
 International Growth Portfolio ..............................     82       129       180       305
 Worldwide Growth Portfolio ..................................     81       128       177       299
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .............................     82       129       180       305
 Partners Portfolio ..........................................     83       133       185       316
 Socially Responsive Portfolio ...............................     89       152       217       377
OCC ACCUMULATION TRUST:
 Equity Portfolio ............................................     83       134       187       319
 Global Equity Portfolio .....................................     85       140       197       337
 Managed Portfolio ...........................................     82       132       183       312
 Small Cap Portfolio .........................................     83       133       186       318
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio ..............................     83       134       187       319
 Growth + Value Portfolio ....................................     82       131       182       309
 High Yield Bond Portfolio ...................................     82       131       182       309
 International Value Portfolio ...............................     84       137       192       328
 MagnaCap Portfolio ..........................................     83       134       187       319
 MidCap Opportunities Portfolio ..............................     83       134       187       319
 Research Enhanced Index Portfolio ...........................     83       133       186       318
 SmallCap Opportunities Portfolio ............................     83       134       187       319
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund -- Class IA Shares .........     79       122       167       280
 Putnam VT New Opportunities Fund -- Class IA Shares .........     80       124       172       289
 Putnam VT Voyager Fund -- Class IA Shares ...................     80       124       171       287

     If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.*



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               -------- --------- --------- ---------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund .......................    $88      $103      $175      $365
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .............................     82        85       145       308
 Alger American Leveraged AllCap Portfolio ...................     83        89       152       321
 Alger American MidCap Growth Portfolio ......................     82        87       148       314
 Alger American Small Capitalization Portfolio ...............     83        89       151       319
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio -- Initial Class ................     80        78       134       286
 VIP Growth Portfolio -- Initial Class .......................     80        81       139       294
 VIP High Income Portfolio -- Initial Class ..................     81        82       141       298
 VIP Money Market Portfolio -- Initial Class .................     77        70       119       256
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio -- Initial Class ................     80        81       139       294
 VIP II Index 500 Portfolio -- Initial Class .................     77        70       120       257
 VIP II Investment Grade Bond Portfolio -- Initial Class .....     79        78       133       284
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio .................................     81        82       140       296
 Growth Portfolio ............................................     81        82       140       296
 International Growth Portfolio ..............................     82        84       144       305
 Worldwide Growth Portfolio ..................................     81        83       141       299
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .............................     82        84       144       305
 Partners Portfolio ..........................................     83        88       149       316
 Socially Responsive Portfolio ...............................     89       107       181       377
OCC ACCUMULATION TRUST:
 Equity Portfolio ............................................     83        89       151       319
 Global Equity Portfolio .....................................     85        95       161       337
 Managed Portfolio ...........................................     82        87       147       312
 Small Cap Portfolio .........................................     83        88       150       318
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio ..............................     83        89       151       319
 Growth + Value Portfolio ....................................     82        86       146       309
 High Yield Bond Portfolio ...................................     82        86       146       309
 International Value Portfolio ...............................     84        92       156       328
 MagnaCap Portfolio ..........................................     83        89       151       319
 MidCap Opportunities Portfolio ..............................     83        89       151       319
 Research Enhanced Index Portfolio ...........................     83        88       150       318
 SmallCap Opportunities Portfolio ............................     83        89       151       319
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund -- Class IA Shares .........     79        77       131       280
 Putnam VT New Opportunities Fund -- Class IA Shares .........     80        79       136       289
 Putnam VT Voyager Fund -- Class IA Shares ...................     80        79       135       287

---------
* If the Contract's Annuity Commencement Date occurs during the first two Contract Years following the date the Contract was issued a Surrender Charge is deducted and the expenses shown in year 1 reflect this deduction.

     If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $ 1,000 investment, assuming a 5% annual return on assets.



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               -------- --------- --------- ---------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund .......................    $34      $103      $175      $365
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .............................     28        85       145       308
 Alger American Leveraged AllCap Portfolio ...................     29        89       152       321
 Alger American MidCap Growth Portfolio ......................     28        87       148       314
 Alger American Small Capitalization Portfolio ...............     29        89       151       319
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio -- Initial Class ................     26        78       134       286
 VIP Growth Portfolio -- Initial Class .......................     26        81       139       294
 VIP High Income Portfolio -- Initial Class ..................     27        82       141       298
 VIP Money Market Portfolio -- Initial Class .................     23        70       119       256
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio -- Initial Class ................     26        81       139       294
 VIP II Index 500 Portfolio -- Initial Class .................     23        70       120       257
 VIP II Investment Grade Bond Portfolio -- Initial Class .....     25        78       133       284
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio .................................     27        82       140       296
 Growth Portfolio ............................................     27        82       140       296
 International Growth Portfolio ..............................     28        84       144       305
 Worldwide Growth Portfolio ..................................     27        83       141       299
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .............................     28        84       144       305
 Partners Portfolio ..........................................     29        88       149       316
 Socially Responsive Portfolio ...............................     35       107       181       377
OCC ACCUMULATION TRUST:
 Equity Portfolio ............................................     29        89       151       319
 Global Equity Portfolio .....................................     31        95       161       337
 Managed Portfolio ...........................................     28        87       147       312
 Small Cap Portfolio .........................................     29        88       150       318
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio ..............................     29        89       151       319
 Growth + Value Portfolio ....................................     28        86       146       309
 High Yield Bond Portfolio ...................................     28        86       146       309
 International Value Portfolio ...............................     30        92       156       328
 MagnaCap Portfolio ..........................................     29        89       151       319
 MidCap Opportunities Portfolio ..............................     29        89       151       319
 Research Enhanced Index Portfolio ...........................     29        88       150       318
 SmallCap Opportunities Portfolio ............................     29        89       151       319
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund -- Class IA Shares .........     25        77       131       280
 Putnam VT New Opportunities Fund -- Class IA Shares .........     26        79       136       289
 Putnam VT Voyager Fund -- Class IA Shares ...................     26        79       135       287

---------
(a) In certain situations amounts can be surrendered without any surrender charge. For more information on the Surrender Charge, see "Surrender Charge (Contingent Deferred Sales Charge)." ReliaStar Life reserves the right to charge a partial surrender processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. For more information on the processing fee, see "Surrender (Redemption)."

(b) ReliaStar Life currently imposes a charge of $25 per transfer for transfers between the Sub-Accounts or to the Fixed Account after 24 transfers per Contract Year. It reserves the right to impose a fee not to exceed $25 per transfer on any transfers or to restrict the number of transfers.

(c) ReliaStar Life or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by ReliaStar Life and certain of ReliaStar Life's insurance company affiliates. The percentage paid may vary from one Fund company to another. These amounts are intended to compensate ReliaStar Life or ReliaStar Life's affiliates for administrative, record keeping, distribution in some cases, and other services provided by such parties to the Funds and/or the Funds' affiliates. Currently, ReliaStar Life has service arrangements with A I M Advisors, Inc., Fred Alger Management, Inc., Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation, Janus Capital, Neuberger Berman Management Inc., and OpCap Advisors. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.

(d) This portfolio had not commenced operations as of December 31, 1999, and therefore these expenses are estimated.

(e) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, .66% for Growth Portfolio, and .67% for Contrafund Portfolio.

    FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been .24%, .10%, and .34%, respectively.

(f) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Growth, International Growth, and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(g) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of Neuberger Berman Advisers Management Trust and excluding taxes, interest, extraordinary expenses, brokerage commissions and transactions costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio through May 1, 2001. There can be no assurance that this policy will be continued. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

(h) The Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of certain expense offsets afforded the Portfolios. Total Investment Fund Annual Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Investment Fund Annual Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of any expense offsets).

(i) The investment adviser to the Pilgrim Variable Products Trust has agreed to reimburse the Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It also has agreed to reimburse the Growth Opportunities
    Portfolio, MagnaCap Portfolio, MidCap Opportunities Portfolio, Research Enhanced Index Portfolio, and SmallCap Opportunities Portfolio for expenses in excess of .90% and the International Value Portfolio for expenses in excess of 1.00%. In the absence of these expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1999 would have been: Growth Opportunities Portfolio: 1.09%; Growth + Value
    Portfolio: 0.97%; High Yield Bond Portfolio: 1.11%; International Value
    Portfolio: 1.52%; MagnaCap Portfolio: 1.09%; MidCap Opportunities
    Portfolio: 1.09%; Research Enhanced Index Portfolio: 1.26%; SmallCap Opportunities Portfolio: 1.09%; Expense reimbursements are voluntary.
    There is no assurance of ongoing reimbursement.

     THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear either directly or indirectly. The table reflects the expenses of the Variable Account as well as those of the Investment Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on the anticipated average net assets in the Variable Account and Fixed Account, which translates to a charge equal to an annual rate of 0.056% of the Variable Account and Fixed Account values. There is an accumulation unit value history contained in Appendix B Performance Information and Condensed Financial Information.

     For Performance Information and Condensed Financial Information, see Appendix B.

                                RELIASTAR LIFE

     ReliaStar Life, organized in 1885, is a Minnesota stock life insurance company. ReliaStar Life is a direct, wholly-owned subsidiary of ReliaStar Financial Corp., a publicly traded Delaware holding company, whose shares are listed on the New York Stock Exchange. ReliaStar Life offers individual life insurance and annuities, employee benefits, and retirement contracts. ReliaStar Life is admitted to do business in the District of Columbia and all states except New York. Its home office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 1-800-621-3750). Its administrative office is at P.O. Box 5050, Minot, North Dakota 58702-5050.

     The Contracts described in this Prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the Contracts.

     ReliaStar is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


                             THE VARIABLE ACCOUNT

     The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Portfolios. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life's other assets and are not part of ReliaStar Life's General Account.

     The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its General Account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains, and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

     Purchase payments allocated to the Variable Account under a Contract are invested in one or more Sub-Accounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Investment Funds whose shares are held in the Sub-Accounts selected.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     When you apply for a Contract, you can allocate purchase payments to one or more of the Sub-Accounts. There are currently 34 Sub-Accounts. Each Sub-Account invests in shares of one of the Investment Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Sub-Account to another Sub-Account. An Owner may make partial or complete transfers to the Fixed Account from the Variable Account at any time.

     The following chart lists the Investment Funds and the investment advisers and sub-advisers to the Funds, and provides summary information regarding the investment objective and characteristic portfolio investments of each Fund.


                               INVESTMENT FUNDS



                                             ADVISER/
     FUND GROUP            FUND            SUB-ADVISER      MONEY MARKET   FIXED INCOME   GROWTH & INCOME
============================================================================================================
         AIM        AIM V.I. Dent            A I M
      Variable       Demographic        Advisors, Inc./
      Insurance      Trends Fund           H.S. Dent
        Funds                            Advisors, Inc.
    Houston, TX
 ===========================================================================================================
        Alger       Alger American         Fred Alger
      American          Growth          Management, Inc.
   New York, N.Y.      Portfolio
                    ----------------------------------------------------------------------------------------
                    Alger American         Fred Alger
                       Leveraged        Management, Inc.
                    AllCap Portfolio
                    ----------------------------------------------------------------------------------------
                     Alger American        Fred Alger
                      MidCap Growth     Management, Inc.
                        Portfolio
                    ----------------------------------------------------------------------------------------
                     Alger American        Fred Alger
                          Small         Management, Inc.
                     Capitalization
                        Portfolio
===========================================================================================================
      Fidelity             VIP        Fidelity Management                                        X
   Investments(R)     Equity-Income    & Research Company
   Boston, Mass.      Portfolio --
                      Initial Class
                    ----------------------------------------------------------------------------------------
                       VIP Growth     Fidelity Management
                      Portfolio --     & Research Company
                      Initial Class
                    ----------------------------------------------------------------------------------------
                           VIP        Fidelity Management                       X
                       High Income     & Research Company
                      Portfolio --
                      Initial Class
                    ----------------------------------------------------------------------------------------
                           VIP        Fidelity Management          X
                      Money Market     & Research Company
                      Portfolio --
                      Initial Class
                    ----------------------------------------------------------------------------------------
                         VIP II       Fidelity Management
                       Contrafund      & Research Company
                      Portfolio --
                      Initial Class
                    ----------------------------------------------------------------------------------------
                         VIP II       Fidelity Management                                        X
      Fidelity          Index 500      & Research Company
   Investments(R)     Portfolio --
  is a registered    Initial Class
  trademark of FMR   ---------------------------------------------------------------------------------------
       Corp.             VIP II       Fidelity Management                       X
                       Investment      & Research Company
                      Grade Bond
                      Portfolio --
                      Initial Class
===========================================================================================================


[WIDE TABLE CONTINUED FROM AOVE]

     FUND GROUP     INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH          OBJECTIVE(S)
=================== =============== ========== ======== ================== ===========================
         AIM                                      X                            Long-term growth
      Variable                                                                    of capital
      Insurance
        Funds
    Houston, TX
======================================================================================================
        Alger                                     X                           Long-term capital
      American                                                                   appreciation
   New York, N.Y.  -----------------------------------------------------------------------------------
                                                               X              Long-term capital
                                                                                 appreciation
                   -----------------------------------------------------------------------------------
                                                  X                           Long-term capital
                                                                                 appreciation
                   -----------------------------------------------------------------------------------
                                                               X              Long-term capital
                                                                                 appreciation
======================================================================================================
      Fidelity                                                                Reasonable income;
   Investments(R)                                                          also considers potential
   Boston, Mass.                                                           for capital appreciation
                   -----------------------------------------------------------------------------------
                                                  X                          Capital appreciation
                   -----------------------------------------------------------------------------------
                                                                              High current income
                   -----------------------------------------------------------------------------------
                                                                                 High level of
                                                                           current income consistent
                                                                              with preservation of
                                                                             capital and liquidity
                   -----------------------------------------------------------------------------------
                                                  X                           Capital appreciation
                   -----------------------------------------------------------------------------------
                                                                               Total return that
      Fidelity                                                               corresponds to that of
   Investments(R)                                                                S&P 500 Index
  is a registered  -----------------------------------------------------------------------------------
 trademark of FMR                                                             High current income
        Corp.                                                                   consistent with
                                                                             preservation of capital
======================================================================================================


[WIDE TABLE CONTINUED FROM ABOVE]

                                PRIMARY
     FUND GROUP               INVESTMENTS
===================================================
         AIM           Securities of companies
      Variable       that are likely to benefit
      Insurance      from changing demographic,
        Funds       economic and lifestyle trends
    Houston, TX
 ==================================================
        Alger            Equity securities of
      American             large companies
   New York, N.Y.   ------------------------------
                         Equity securities of
                        companies of any size
                    ------------------------------
                       Equity securities within
                         the range of S&P(R)
                           MidCap 400 Index
                    ------------------------------
                       Equity securities within
                     the range of Russell(R) 2000
                           Growth or S&P(R)
                         SmallCap 600 Indexes
==================================================
      Fidelity             Income-producing
   Investments(R)       equity securities and
   Boston, Mass.           debt obligations
                    ------------------------------
                            Common stocks
                    ------------------------------
                           Income-producing
                      debt securities, preferred
                        stocks and convertible
                         securities, with an
                      emphasis on lower-quality
                           debt securities
                    ------------------------------
                             U.S. dollar-
                          denominated money
                          market securities
                    ------------------------------
                       Securities of companies
                       whose value the adviser
                        believes is not fully
                       recognized by the public
                    ------------------------------
                           Common stocks of
      Fidelity                 S&P 500
   Investments(R)   ------------------------------
  is a registered          Investment-grade
 trademark of FMR         intermediate fixed
        Corp.             income securities
==================================================

                                            ADVISER/
    FUND GROUP            FUND            SUB-ADVISER     MONEY MARKET   FIXED INCOME   GROWTH & INCOME
========================================================================================================
       Janus          Aspen Series           Janus
                       Aggressive           Capital
    Denver, Co.          Growth           Corporation
                        Portfolio
                   -------------------------------------------------------------------------------------
                      Aspen Series           Janus
                         Growth             Capital
                        Portfolio         Corporation
                   -------------------------------------------------------------------------------------
                      Aspen Series           Janus
                      International         Capital
                         Growth           Corporation
                        Portfolio
                   -------------------------------------------------------------------------------------
                      Aspen Series           Janus
                        Worldwide           Capital
                         Growth           Corporation
                        Portfolio
=========================================================================================================
     Neuberger          Advisers        Neuberger Berman                       X
       Berman          Management       Management Inc./
                      Trust Limited    Neuberger Berman,
                      Maturity Bond           LLC
                        Portfolio
                   -------------------------------------------------------------------------------------
  New York, N.Y.        Advisers        Neuberger Berman
                       Management       Management Inc./
                     Trust Partners    Neuberger Berman,
                        Portfolio             LLC
                   -------------------------------------------------------------------------------------
                        Advisers        Neuberger Berman
                       Management       Management Inc./
                     Trust Socially    Neuberger Berman,
                       Responsive             LLC
                        Portfolio
=========================================================================================================
        OCC         OCC Accumulation         OpCap
                      Trust Equity          Advisors
  New York, N.Y.        Portfolio
                   -------------------------------------------------------------------------------------
                    OCC Accumulation         OpCap
                      Trust Global          Advisors
                    Equity Portfolio
                   -------------------------------------------------------------------------------------
                    OCC Accumulation         OpCap
                      Trust Managed         Advisors
                        Portfolio
                   -------------------------------------------------------------------------------------
                    OCC Accumulation         OpCap
                       Trust Small          Advisors
                      Cap Portfolio
=========================================================================================================


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                            PRIMARY
    FUND GROUP     INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH        OBJECTIVE(S)              INVESTMENTS
================== =============== ========== ======== ================== ======================== =========================
       Janus                                                   X              Long-term growth of   Nondiversified portfolio
                                                                                   capital             of common stocks
                   ---------------------------------------------------------------------------------------------------------
    Denver, Co.
                                                 X                            Long-term capital       Diversified common
                                                                                   growth                   stocks
                   ---------------------------------------------------------------------------------------------------------
                           X                                                  Long-term capital       Foreign issuers of
                                                                                   growth                common stocks
                   ---------------------------------------------------------------------------------------------------------
                           X                                                  Long-term capital      Foreign and domestic
                                                                                   growth                common stocks
============================================================================================================================
     Neuberger                                                                Highest available            Short to
       Berman                                                                  current income          intermediate term
                                                                               consistent with       investment-grade debt
                                                                              liquidity and low           securities
                                                                             risk to principal;
                                                                               total return is
                                                                              a secondary goal
                   ---------------------------------------------------------------------------------------------------------
  New York, N.Y.                                 X                            Growth of capital        Common stocks of
                                                                                                       medium- to large-
                                                                                                        capitalization
                                                                                                           companies
                   ---------------------------------------------------------------------------------------------------------
                                                 X                                Long-term            Common stocks of
                                                                              growth of capital        medium- to large-
                                                                           by investing primarily       capitalization
                                                                              in companies that            companies
                                                                             meet financial and
                                                                               social criteria
============================================================================================================================
        OCC                                      X                            Long-term capital          Securities of
                                                                                appreciation              undervalued
  New York, N.Y.                                                                                           companies
                   ---------------------------------------------------------------------------------------------------------
                                                                              Long-term capital      Global investments in
                           X                                                    appreciation           equity securities
                   ---------------------------------------------------------------------------------------------------------
                                       X                                      Growth of capital         Common stocks,
                                                                                                        bonds and cash
                                                                                                          equivalents
                   ---------------------------------------------------------------------------------------------------------
                                                               X            Capital appreciation   Equity securities of
                                                                                                   companies under
                                                                                                   $1 billion
============================================================================================================================

                                                  ADVISER/
     FUND GROUP               FUND               SUB-ADVISER      MONEY MARKET   FIXED INCOME   GROWTH & INCOME
===============================================================================================================
       Pilgrim        Pilgrim VP Growth           Pilgrim
                        Opportunities        Investments, Inc.
     Phoenix, AZ          Portfolio
                     ------------------------------------------------------------------------------------------
                          Pilgrim VP       Pilgrim Investments,
                        Growth + Value      Inc./Navellier Fund
                          Portfolio          Management, Inc.
                     ------------------------------------------------------------------------------------------
                          Pilgrim VP              Pilgrim                              X
                          High Yield         Investments, Inc.
                        Bond Portfolio
                     ------------------------------------------------------------------------------------------
                          Pilgrim VP       Pilgrim Investments,
                        International          Inc./Brandes
                       Value Portfolio          Investment
                                                 Partners
                     ------------------------------------------------------------------------------------------
                          Pilgrim VP              Pilgrim                                              X
                           MagnaCap          Investments, Inc.
                          Portfolio
                     ------------------------------------------------------------------------------------------
                      Pilgrim VP MidCap           Pilgrim
                        Opportunities        Investments, Inc.
                          Portfolio
                     ------------------------------------------------------------------------------------------
                     Pilgrim VP Research   Pilgrim Investments,
                           Enhanced          Inc./J.P. Morgan
                       Index Portfolio          Investment
                                              Management Inc.
                     ------------------------------------------------------------------------------------------
                     Pilgrim VP SmallCap          Pilgrim
                        Opportunities        Investments, Inc.
                          Portfolio
===============================================================================================================
        Putnam              Putnam           Putnam Investment                                         X
 Investments, Inc.      VT Growth and        Management, Inc.
                        Income Fund -
                       Class IA Shares
                     ------------------------------------------------------------------------------------------
    Boston, Mass.           Putnam           Putnam Investment
                            VT New           Management, Inc.
                        Opportunities
                            Fund -
                       Class IA Shares
                     ------------------------------------------------------------------------------------------
                            Putnam           Putnam Investment
                       VT Voyager Fund       Management, Inc.
                      - Class IA Shares
===============================================================================================================


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                              PRIMARY
     FUND GROUP      INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH        OBJECTIVE(S)              INVESTMENTS
===========================================================================================================================
       Pilgrim                                     X
     Phoenix, AZ
                     ------------------------------------------------------------------------------------------------------
                                                                 X           Capital appreciation        Equity securities
                                                                              from investing in a
                                                                             diversified portfolio
                                                                             of equity securities
                     ------------------------------------------------------------------------------------------------------
                                                                            High current yield and       High-yield bonds
                                                                             capital appreciation
                     ------------------------------------------------------------------------------------------------------
                            X                                                  Long-term capital      International equities
                                                                                 appreciation
                     ------------------------------------------------------------------------------------------------------
                                                                                Capital growth             Common stocks
                     ------------------------------------------------------------------------------------------------------
                                                   X                           Long-term capital         Common stocks of
                                                                                 appreciation        mid-sized U.S. companies
                     ------------------------------------------------------------------------------------------------------
                                                   X                           Long-term capital           Common stocks
                                                                                 appreciation
                     ------------------------------------------------------------------------------------------------------
                                                   X                           Long-term capital           Common stocks
                                                                                 appreciation
===========================================================================================================================
        Putnam                                                                 Capital growth &            Value stocks
 Investments, Inc.                                                              current income
                     ------------------------------------------------------------------------------------------------------
    Boston, Mass.                                  X                           Long-term capital           Growth stocks
                                                                                 appreciation
                     ------------------------------------------------------------------------------------------------------
                                                                 X           Capital appreciation          Growth stocks
===========================================================================================================================

     More detailed information about the Investment Funds can be found in the current prospectus and Statement of Additional Information for each Fund. These prospectuses accompany this Prospectus in a book entitled "Variable Product Investment Options." The Investment Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE INVESTMENT FUNDS WILL BE ACHIEVED.

     ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Investment Funds.

     The Investment Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Investment Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Investment Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Variable Account from that Investment Fund, to resolve the matter. The Board of Directors or Trustees of each Investment Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Investment Fund prospectus for more information.


REINVESTMENT

     The Investment Funds have as a policy the distribution of income, dividends and capital gains. However, under the Contracts there is an automatic reinvestment of such distributions.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENT FUND SHARES

     ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

   o ReliaStar Life reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new or another investment company portfolio or delete Sub-Accounts. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar Life.

   o ReliaStar Life may, in its sole discretion, eliminate one or more Sub-Accounts, or close such Sub-Accounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant.

   o If the shares of a portfolio of an Investment Fund are no longer available for investment or if in ReliaStar Life's judgment further investment in any portfolio of an Investment Fund should become inappropriate in view of the purposes of the Variable Account, or because, in our sole discretion, for marketing, tax, regulatory requirements or investment conditions, ReliaStar Life may redeem the shares of that portfolio and substitute shares of another registered open-end investment company.

     In the event of any such substitution, deletion or change, we may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Sub-Accounts.

     If deemed by us to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with our other separate accounts.



                        CHARGES MADE BY RELIASTAR LIFE


SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

     If part or all of a Contract's value is surrendered, or, except for contracts issued in the State of Washington, if the Contract's Annuity Commencement Date occurs within the first two years after the Contract is issued, surrender charges may be assessed by ReliaStar Life.

     COMPUTATION OF SURRENDER CHARGES -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted, and thereafter from Contract Earnings.

   o "New Purchase Payments" are those Contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;

   o "Old Purchase Payments" are those Contract purchase payments not defined as New Purchase Payments; and

   o "Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

     TOTAL SURRENDERS; AMOUNT OF SURRENDER CHARGE -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:



          SURRENDER CHARGE PERCENTAGE TABLE
-----------------------------------------------------
 CONTRACT YEAR OF SURRENDER     SURRENDER CHARGE AS A
   MINUS CONTRACT YEAR OF        PERCENTAGE OF EACH
      PURCHASE PAYMENT            PURCHASE PAYMENT
----------------------------   ----------------------
             0-1                         6%
             2-3                         5
             4-5                         4
         6 and later                     0

     FREE SURRENDERS -- Surrenders taken from the following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year:
(a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of Systematic Withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any Contract Earnings being surrendered.

     PARTIAL SURRENDERS -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

     If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.


ANNUAL CONTRACT CHARGE

     Each year on the Contract Anniversary, ReliaStar Life deducts an Annual Contract Charge of $30 from the Contract Value. ReliaStar Life will not increase the Annual Contract Charge. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such surrender. If a fixed annuity payment or a variable annuity payment is selected, then the Annual Contract Charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate Annual Contract Charge will be assessed against each annuity.


WAIVER OF CHARGES

     WAIVER OF ANNUAL CONTRACT CHARGE -- ReliaStar Life reserves the right to waive the Annual Contract Charge for contracts applied for on or after September 1, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the Annual Contract Charge on Contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar Life withdraws the waiver of the Charge.

     ReliaStar Life will not waive the Annual Contract Charges assessed and deducted from annuity payments.

     WAIVER OF SURRENDER CHARGE -- Under certain circumstances as defined in the Contract and the Rider(s) related to the provisions below, beginning one year after the effectiveness of the Rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the Contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the Contract without incurring a surrender charge.

     These waivers are subject to the specific provisions of the Rider(s) and may not be available in all states.


MORTALITY RISK PREMIUM

     The variable annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date"), ReliaStar Life deducts a Mortality Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

     ReliaStar Life may not change the rate charged for the Mortality Risk Premium under any Contract.


EXPENSE RISK PREMIUM

     ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an Expense Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

     ReliaStar Life may not change the rate of the Expense Risk Premium under any Contract.


ADMINISTRATION CHARGE

     ReliaStar Life deducts a daily Administration Charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the Contracts and the Variable Account. ReliaStar Life may not change the rate of the Administration Charge under any Contract.


PREMIUM AND OTHER TAXES

     Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. If the Owner of the Contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an Annuity Form) as permitted or required by applicable law.

     Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a Contract will not be able to accurately determine the premium tax applicable to the Contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

GENERAL: REDUCTION OR WAIVER OF CHARGES OR MINIMUM PURCHASE PAYMENTS

     Any of the charges under the Contract, as well as the minimum purchase payment requirements set forth in this Prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of ReliaStar Life or ReliaStar Life's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract owners and owners of all other contracts funded by the Variable Account.


EXPENSES OF THE INVESTMENT FUNDS

     There are fees deducted from and expenses paid out of the assets of the Investment Funds that are described in the accompanying prospectuses for the Funds.



                        ADMINISTRATION OF THE CONTRACTS

     ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. These administrative functions are located at: the ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota 58702-5050; Telephone 1-877-884-5050.



                                 THE CONTRACTS

     The Contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity, or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $200. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

     If you are purchasing the Contract through a tax favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.


ALLOCATION OF PURCHASE PAYMENTS

     Purchase payments can be allocated by the Owner to up to 34 of the available Sub-Accounts of the Variable Account selected and/or to the Fixed Account. (See Appendix A.) The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

     The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the Contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the Sub-Account Accumulation Unit Value next determined after receipt of the purchase payment.

     Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into Accumulation Units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of


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

an Accumulation Unit for the Sub-Account to determine the number of Accumulation Units of the Sub-Account to be held in the Variable Account with respect to the Contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Investment Fund whose shares are held in the Sub-Account.

     An Investment Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Investment Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Sub-Account for the purchase of shares of such Investment Fund, such purchase payments will be refunded.


SUB-ACCOUNT ACCUMULATION UNIT VALUE

     Each Sub-Account Accumulation Unit was initially valued at $10 when the first Investment Fund shares were purchased. Thereafter the value of each Sub-Account Accumulation Unit will vary up or down according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Investment Fund. Investment Fund shares in the Sub-Accounts will be valued at their net asset value.

     Dividend and capital gain distributions from an Investment Fund will be automatically reinvested in additional shares of such Investment Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.


NET INVESTMENT FACTOR

     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Investment Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the value of a Sub-Account Accumulation Unit has increased. If the Net Investment Factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The Net Investment Factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)  is the net result of:

     (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the current Valuation Period, plus

     (b) the per share amount of any dividend or capital gain distributions made on the Investment Fund shares held in the Sub-Account during the current Valuation Period, plus or minus

     (c) a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract;

(2)  is the net result of:

     (a) the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period, plus or minus

     (b) a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract; and

(3) is a factor representing the Mortality Risk Premium, the Expense Risk Premium and the Administration Charge deducted from the Sub-Account which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Sub-Account.


DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

     If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. The Death Benefit will be:

(1) if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date, or (ii) the sum of the purchase payments received by ReliaStar Life under the Contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner's death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

(2) if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death Benefit Valuation Date.

     If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an Annuity Form is requested, it may be any Annuity Form permitted by Section 72(s) of the Code and which ReliaStar Life is willing to issue. An Annuity Form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

     If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the Contract as the Owner, and then (1) select a single sum payment, or (2) select any Annuity Form which does not exceed such spouse's life expectancy.

     If the Beneficiary elects to receive annuity payments under an Annuity Form, the amount and duration of payments may vary depending on the Annuity Form selected and whether fixed and/or variable annuity payments are requested. (See "Annuity Provisions.")


DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

     If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the Annuity Form in effect.


SURRENDER (REDEMPTION)

     If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge).")

     Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary the Annual Contract Charge will be deducted from the Contract Value before the surrender payment is made. ReliaStar Life reserves the right to limit the number of partial surrenders, and to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

     Surrenders must be consented to by each collateral assignee. ReliaStar Life reserves the right to require that surrenders in excess of $50,000 be signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with ReliaStar Life.

     ReliaStar Life may require that the Contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Sub-Accounts, a partial surrender will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

     If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the Contract on any Contract Anniversary, or if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter, by paying to the Owner the Contract Value as of such Valuation Date.

     If the Contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Internal Revenue Code (the "Code"), it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.")

     Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 59 1/2. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.


SYSTEMATIC WITHDRAWALS

     Systematic Withdrawals, which are a specialized form of Partial Surrenders (see "Surrender (Redemption)"), are offered for both Qualified Plan Contracts and for Non-Qualified Contracts. To start Systematic Withdrawals, the Contract Value must be at least $25,000. The Owner may elect to take Systematic Withdrawals from Sub-Accounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any Systematic Withdrawal is $100. Systematic Withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the Contract. A Surrender Charge will be imposed on the amount of any Systematic Withdrawal, which is not a Free Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge).") Systematic Withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000 or at any time by writing to ReliaStar Life's administrative office in Minot, North Dakota.

     ReliaStar Life reserves the right to modify or discontinue offering Systematic Withdrawals; however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for Partial Surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the Systematic Withdrawal payment or $25.

     Systematic Withdrawals may be subject to tax, including a penalty tax, and you should consult with your tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the Systematic Withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.


TRANSFERS

     Before the Annuity Commencement Date, the Owner can transfer amounts between Sub-Accounts or from the Sub-Accounts to the Fixed Account. Subject to certain restrictions, amounts can also be transferred from the Fixed Account to the Sub-Accounts. Currently, these are our methods by which transfers may be made: in writing, by telephone or fax, by Dollar Cost Averaging and by Portfolio Rebalancing.


WRITTEN TRANSFERS

     BEFORE THE ANNUITY COMMENCEMENT DATE -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Investment Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that

   o transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one transfer may be made during each such period,

   o no more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred), and

   o such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).

     Currently, there is a $25 charge for each transfer in excess of 24 per Contract Year, plus any charge that may be made by the Funds. For purposes of this restriction, reallocations pursuant to the ReliaStar Life Dollar Cost Averaging, Portfolio Rebalancing, and Systematic Withdrawal Services currently do not constitute transfers, and multiple transfers on a single day currently constitute a single transfer. The Company reserves the right to charge a transfer fee not to exceed $25 per transfer on any transfer and to limit the number of transfers.

     AFTER THE ANNUITY COMMENCEMENT DATE -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values.

     No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.

     The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, Dollar Cost Averaging Transfers, and Portfolio Rebalancing.

     TELEPHONE/FAX INSTRUCTIONS -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:

     o transfers between funds,

     o surrenders,

     o changes of allocations among fund options,

     o change of source funds for systematic withdrawals, and

     o change of source funds for variable annuitization payouts.

     If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization, and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, Contract number and the names of the Sub-Accounts from which and to which money will be transferred or withdrawn and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     DOLLAR COST AVERAGING TRANSFERS -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Value to any one or more other Sub-Accounts or to the Fixed Account. No transfers from the Fixed Account are permitted under this service. The minimum transfer amount is $100. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow you to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. ReliaStar Life makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You can discontinue Dollar Cost Averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in Dollar Cost Averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

     ReliaStar Life reserves the right to modify or discontinue offering Dollar Cost Averaging. Any such modification or discontinuation would not affect Dollar Cost Averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the Dollar Cost Averaging program, it reserves the right to charge a processing fee for Dollar Cost Averaging transfers not to exceed $25 per transfer.

     PORTFOLIO REBALANCING SERVICE -- You may request this service if your Contract Value is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Sub-Accounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service can be discontinued if your Contract Value falls below $10,000.

     You can discontinue Portfolio Rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in Portfolio Rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering Portfolio Rebalancing. Although ReliaStar Life currently charges no fees for transfers made under the Portfolio Rebalancing program, it reserves the right to charge a processing fee for Portfolio Rebalancing transfers not to exceed $25 per transfer.


ASSIGNMENTS

     If the Contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the Contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment.


CONTRACT OWNER AND BENEFICIARIES

     Unless someone else is named as the Owner in the application for the Contract, the applicant is the Owner of the Contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the Contract. No more than two (2) natural persons may be named as Owner.

     The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the Annuity Form in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum, or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

     Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

     Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice, and ReliaStar Life shall not be responsible for the validity of any change.


CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to the ReliaStar Life Insurance Company, ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota 58702-5050, or by calling 1-877-884-5050.


                              ANNUITY PROVISIONS


ANNUITY COMMENCEMENT DATE

     The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the Contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the Contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct Surrender Charges. (See "Surrender Charge (Contingent Deferred Sales Charge).") The latest Annuity Commencement Date is the later of the Annuitant's age 85 or 10 years after the Contract issue date.

     The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date.


ANNUITY FORM SELECTION

     The Owner may select a Variable Annuity Form, a Fixed Annuity Form, or both, with payments starting at the Annuity Commencement Date when making application for the Contract. Thereafter, the Owner may change the Annuity Form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months), which shall be automatically effective.


ANNUITY FORMS

     Variable Annuity Payments and Fixed Annuity Payments are available in any of the following Annuity Forms:

     LIFE ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY FORM FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS) OR 20 YEARS (240 MONTHS) -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY FORM. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar Life may pay the Contract Value in a single sum and the Contract will be canceled. Also if a monthly payment would be or become less than $50, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.


ANNUITY PAYMENTS

     The amount of the first fixed annuity payment is determined by applying the Contract Value to be used for a fixed annuity at the Annuity Commencement Date to the annuity table in the Contract for the fixed Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first variable annuity payment is determined by applying the Contract Value to be used for a variable annuity at the Annuity Commencement Date to the annuity table in the Contract for the Annuity Form selected.

     Subsequent variable annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment.

     The Annual Contract Charge is deducted in equal installments from each annuity payment. When a fixed annuity payment is made in conjunction with a variable annuity payment, an Annual Contract Charge is assessed against each type of payment and is deducted in equal installments from each annuity payment. Premium taxes payable to any governmental entity will be charged against the Contracts. (See "Premium and Other Taxes.")

     The annuity tables in the Contracts are based on the annuity mortality table as defined in the Contract.

     ReliaStar Life guarantees that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.


SUB-ACCOUNT ANNUITY UNIT VALUE

     A Sub-Account's Variable Annuity Units will initially be valued at $10 each at the time Accumulation Units with respect to the Sub-Account are first converted into Variable Annuity Units. The Sub-Account Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 4% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")

ASSUMED INVESTMENT RATE

     An assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, variable annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, variable annuity payments will increase and conversely, if it is less than the assumed investment rate the payments will decrease.



                              FEDERAL TAX STATUS


INTRODUCTION

     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. The discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract.

     The Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code (the "Code").

     The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the age and the tax and employment status of the individual concerned, the type of retirement plan, and on ReliaStar Life's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

     This discussion is based on ReliaStar Life's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretations by the Internal Revenue Service ("IRS"). No attempt is made to consider any applicable state or other tax laws.

     The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.


TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each of the Investment Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although ReliaStar Life does not have control over the Investment Funds in which the Variable Account invests, ReliaStar Life expects that each Investment Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular Sub-Accounts of a variable account or how concentrated the investments of the Investment Funds underlying a variable account may be. The number of underlying investment options available under a variable product may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, ReliaStar Life reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Investment Funds or otherwise to qualify the Contract for favorable tax treatment.


     REQUIRED DISTRIBUTIONS

     NON-QUALIFIED CONTRACTS -- In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary" is the person designated by such owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is not an individual, any change in the primary Annuitant is treated as a change of Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. ReliaStar Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.


TAXATION OF ANNUITIES

     IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. ReliaStar Life believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial surrenders and complete surrenders) or as annuity payments under the Annuity Form selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the net surrender value over the "investment in the contract" during the taxable year. ReliaStar Life restricts ownership of Non-Qualified Contracts to no more than two natural persons.

     The following discussion generally applies to Contracts owned by natural persons.


     SURRENDERS

     In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract." The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income.

     NON-QUALIFIED CONTRACTS -- In the case of a surrender from a Non-Qualified Contract before the Annuity Commencement Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value exceeds the "investment in the contract" at that time. Any additional amount surrendered is not taxable.

     QUALIFIED CONTRACTS -- In the case of a surrender from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. For Qualified Contracts the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     A Federal penalty tax may apply to certain surrenders. (See "Penalty Tax on Certain Distributions".)


     ANNUITY PAYMENTS

     Although tax consequences may vary depending on the Annuity Form selected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the amount of his or her investment in the contract. For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each annuity payment is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


PENALTY TAX ON CERTAIN DISTRIBUTIONS

     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 591/2;

   o made on or after the death of the holder (a holder is considered an Owner) (or if the holder is not an individual, the death of the primary annuitant);

   o attributable to the taxpayer's becoming disabled;

   o a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

   o made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

   o made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.


POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.


MULTIPLE CONTRACTS

     Section 72(e)(11) of the Code treats non-qualified deferred annuity contracts issued by ReliaStar Life (or its affiliates) to the same Owner during any calendar year as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms of the plan itself. Favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences can result from contributions in excess of specified limits; distributions prior to age 591/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the plans. ReliaStar Life is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless ReliaStar Life consents. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.


     PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits employers and self-employed persons to establish various types of retirement plans for employees. Such retirement plans may permit the purchaser of the Contract to provide benefits under the plans. Persons intending to use the Contract with such plans should seek competent advice.


     INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". All IRAs are subject to limits on the amount that may be contributed, the persons who are eligible, and on the time when distributions may commence.

     TRADITIONAL IRAs -- Section 408 of the Code governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the Contract owner reaches age 70 1/2 for the traditional IRA, but not for the Roth IRA (see below). Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     ROTH IRAs -- Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.


     TAX SHELTERED ANNUITIES

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of elective contributions and earnings on those contributions; and Distribution may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


POSSIBLE CHARGE FOR RELIASTAR'S TAXES

     At the present time, ReliaStar Life makes no charge to the Sub-Accounts for any Federal, state, or local taxes that ReliaStar Life incurs which may be attributable to such Sub-Accounts or to the Contracts. ReliaStar Life, however, reserves the right in the future to make a charge for any such tax laws that it determines to be properly attributable to the Sub-Accounts or the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect ReliaStar Life's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.



                             VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Investment Fund shares, the Investment Fund shares held in the Sub-Accounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the Contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Investment Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Investment Fund shares held in the Sub-Accounts in its own right.

     Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Investment Fund shares attributable to the Contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Investment Fund shares. Such voting interest will generally decrease during the annuity payout period.

     Any Investment Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Investment Fund. Any Investment Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Investment Fund in proportion to each account's voting interest in the respective Investment Fund and will be voted in the same manner as are the respective account's vote.

     All Investment Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by ReliaStar Life, not more than 90 days before the meeting of the applicable Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.



                         DISTRIBUTION OF THE CONTRACTS

     The Contracts will be distributed by the General Distributor, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of ReliaStar Life. The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Commissions and other distribution compensation will be paid by ReliaStar Life. Generally such payments will not exceed 8.0% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

                                  REVOCATION

     The Contract Owner may revoke the contract at any time between the date of Application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be for a return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to ReliaStar Life's Contract Administrator at the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract written notice must be mailed or delivered to:

                            ReliaStar Life Insurance Company
                            ReliaStar Service Center
                            P.O. Box 5050
                            Minot, North Dakota 58702-5050

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.



                               REPORTS TO OWNERS

     ReliaStar Life will mail to the Contract Owner, at the last known address of record at the administrative office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

     To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in all future mailings.



                               LEGAL PROCEEDINGS

     The Variable Account is not a party to any pending legal proceedings.

     The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. Some of the claims seek to be granted class action status and many of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company. It should be noted, however, that a number of financial services companies have been subjected to significant awards in connection with punitive damages claims and the Company can make no assurances that it will not be subjected to such an award. The defense of the putative class actions pending against the Company may require the commitment of substantial internal resources and the retention of legal counsel and expert advisors.

     The Company is a defendant in litigation in New York State court regarding an alleged reinsurance contract. The plaintiff alleges damages in excess of $100 million. The Company believes that no contract exists and the suit is without merit. The Company filed a motion for summary judgment on February 18, 2000. If the court does not grant the Company's motion, the case may go to trial later this year.

                                    EXPERTS

     The financial statements of ReliaStar Select Variable Account as of December 31, 1999 and for each of the two years in the period then ended are included in the Statement of Additional Information. The financial statements of ReliaStar Life Insurance Company as of and for the years ended December 31, 1999, and 1998 are incorporated by reference in the Statement of Additional Information. The financial statements for the Variable Account and ReliaStar Life have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included or incorporated by reference and have been so included or incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



                              FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, ReliaStar Life and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

     INFORMATION ABOUT THE FIXED ACCOUNT CAN BE FOUND IN APPENDIX A, AND CONDENSED FINANCIAL INFORMATION CAN BE FOUND IN APPENDIX B.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS



Introduction ............................   SAI-2
Administration of the Contracts .........   SAI-2
Custody of Assets .......................   SAI-2
Experts .................................   SAI-2
Distribution of the Contracts ...........   SAI-2
Calculation of Yield and Return .........   SAI-2
Financial Statements ....................   SAI-16

--------------------------------------------------------------------------------
If you would like to receive a copy of the ReliaStar Select Variable Account Select-Annuity III Variable Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SERVICE CENTER
P.O. BOX 5050
MINOT, ND 58702-5050


Your name  ____________________________________________________________________

Address _______________________________________________________________________

City ____________________________  State ___________________

Zip __________________


Please send me a copy of the ReliaStar Select Variable Account Select-Annuity III Statement of Additional Information.


--------------------------------------------------------------------------------
     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING INVESTMENT FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER
TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                  APPENDIX A

                               THE FIXED ACCOUNT


     CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF RELIASTAR LIFE (THE "FIXED ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS THE FIXED ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACT AND RELIASTAR LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.


     The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.


     ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF RELIASTAR LIFE. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

                 (This page has been left blank intentionally.)

                                  APPENDIX B

          PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION


PERFORMANCE INFORMATION

     From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment Funds. The performance in part reflects the Investment Funds' expenses. See the prospectuses for the Investment Funds.

     The yield of the Sub-Account investing in Fidelity's VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in Fidelity's VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date of inception of the Variable Account, or, if later, the inception date of the applicable Investment Fund. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information.

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Investment Funds' portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Investment Funds' portfolios, with the level of Contract charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     ReliaStar Life may, from time to time, also disclose yield and total returns for the portfolios of the Investment Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     ReliaStar Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

     Advertising and sales literature may compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

SUB-ACCOUNT ACCUMULATION UNIT VALUES


     The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as they are invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period.





                                                                     YEAR ENDED DECEMBER 31
                                       ----------------------------------------------------------------------------------
       SUB-ACCOUNT INVESTING IN             1999         1998          1997          1996          1995          1994
-------------------------------------- ------------- ------------ ------------- ------------- ------------- -------------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
 (Since May 1, 2000)
 Beginning of period .................          --            --           --            --            --            --
 End of period .......................          --            --           --            --            --            --
 Units outstanding at end of period ..          --            --           --            --            --            --
THE ALGER AMERICAN FUND:
 ALGER AMERICAN GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .................  $  14.3117    $   9.8005   $  10.0000            --            --            --
 End of period .......................  $  18.8769    $  14.3117   $   9.8005            --            --            --
 Units outstanding at end of period ..   2,499,069       651,530       63,728            --            --            --
 ALGER AMERICAN LEVERAGED ALLCAP
  PORTFOLIO
 (Since May 1, 2000)
 Beginning of period .................          --            --           --            --            --            --
 End of period .......................          --            --           --            --            --            --
 Units outstanding at end of period ..          --            --           --            --            --            --
 ALGER AMERICAN MIDCAP GROWTH
  PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .................  $  12.5561    $   9.7711   $  10.0000            --            --            --
 End of period .......................  $  16.3264    $  12.5561   $   9.7711            --            --            --
 Units outstanding at end of period ..     455,927       204,638       59,897            --            --            --
 ALGER AMERICAN SMALL CAPITALIZATION
  PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .................  $  11.4116    $  10.0159   $  10.0000            --            --            --
 End of period .......................  $  16.1404    $  11.4116   $  10.0159            --            --            --
 Units outstanding at end of period ..     408,867       254,748       73,647            --            --            --
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUND (VIP):
 VIP EQUITY-INCOME PORTFOLIO
 (Since January 6, 1994)
 Beginning of period .................  $  21.9558    $  19.9442   $  15.7861    $  14.0081    $  10.5139     $ 10.0000
 End of period .......................  $  23.0232    $  21.9558   $  19.9442    $  15.7861    $  14.0081     $ 10.5139
 Units outstanding at end of period ..   3,543,768     4,241,041    3,998,716     3,108,409     1,874,623       709,023
 VIP GROWTH PORTFOLIO
 (Since January 6, 1994)
 Beginning of period .................  $  24.9380    $  18.1281   $  14.8863    $  13.1611    $   9.8584     $ 10.0000
 End of period .......................  $  33.8011    $  24.9380   $  18.1281    $  14.8863    $  13.1611     $  9.8584
 Units outstanding at end of period ..   3,189,119     2,946,876    2,789,628     2,484,915     1,527,407       747,558
 VIP HIGH INCOME PORTFOLIO
 (Since January 6, 1994)
 Beginning of period .................  $  14.1041    $  14.9486   $  12.8821    $  11.4563    $   9.6317     $ 10.0000
 End of period .......................  $  15.0436    $  14.1041   $  14.9486    $  12.8821    $  11.4563     $  9.6317
 Units outstanding at end of period ..   1,761,781     1,879,281    1,472,019     1,104,232       608,287       239,723
 VIP MONEY MARKET PORTFOLIO
 (Since January 6, 1994)
 Beginning of period .................  $  12.0719    $  11.6055   $  11.1555    $  10.7316    $  10.2767     $ 10.0000
 End of period .......................  $  12.5217    $  12.0719   $  11.6055    $  11.1555    $  10.7316     $ 10.2767
 Units outstanding at end of period ..   5,232,470     2,569,427    2,122,382     1,558,218     1,002,405       427,592

                                                                      YEAR ENDED DECEMBER 31
                                        -----------------------------------------------------------------------------------
        SUB-ACCOUNT INVESTING IN             1999          1998          1997          1996          1995          1994
--------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUND II (VIP II):
 VIP II CONTRAFUND PORTFOLIO
 (Since May 1, 1995)
 Beginning of period ..................  $  22.7206    $  17.7248    $  14.4777    $  12.1031     $ 10.0000            --
 End of period ........................  $  27.8416    $  22.7206    $  17.7248    $  14.4777     $ 12.1031            --
 Units outstanding at end of period ...   3,388,151     3,002,878     2,297,899     1,419,399       440,844            --
 VIP II INDEX 500 PORTFOLIO
 (Since January 6, 1994)
 Beginning of period ..................  $  26.9978    $  21.3328    $  16.3012    $  13.4594     $  9.9476     $ 10.0000
 End of period ........................  $  32.0860    $  26.9978    $  21.3328    $  16.3012     $ 13.4594     $  9.9476
 Units outstanding at end of period ...   3,625,706     2,817,908     1,881,104     1,010,296       314,004        89,274
 VIP II INVESTMENT GRADE BOND PORTFOLIO
 (Since January 6, 1994)
 Beginning of period ..................  $  12.8823    $  12.0011    $  11.1581    $  10.9662     $  9.4774     $ 10.0000
 End of period ........................  $  12.5711    $  12.8823    $  12.0011    $  11.1581     $ 10.9662     $  9.4774
 Units outstanding at end of period ...   1,302,913     1,152,135       711,350       709,332       668,429       306,289
JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ..................  $  14.4318    $  10.8997    $  10.0000            --            --            --
 End of period ........................  $  32.0819    $  14.4318    $  10.8997            --            --            --
 Units outstanding at end of period ...     907,599       121,462        47,593            --            --            --
 GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ..................  $  13.5540    $  10.1310    $  10.0000            --            --            --
 End of period ........................  $  19.2465    $  13.5540    $  10.1310            --            --            --
 Units outstanding at end of period ...   1,266,464       922,227        64,297            --            --            --
 INTERNATIONAL GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ..................  $  11.0672    $   9.5723    $  10.0000            --            --            --
 End of period ........................  $  19.8947    $  11.0672    $   9.5723            --            --            --
 Units outstanding at end of period ...     767,811       435,553       150,857            --            --            --
 WORLDWIDE GROWTH PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ..................  $  12.4373    $   9.7821    $  10.0000            --            --            --
 End of period ........................  $  20.1712    $  12.4373    $   9.7821            --            --            --
 Units outstanding at end of period ...   3,705,358     2,148,224       590,783            --            --            --
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST ("AMT"):
 LIMITED MATURITY BOND PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ..................  $  10.4985    $  10.1977    $  10.0000            --            --            --
 End of period ........................  $  10.5065    $  10.4985    $  10.1977            --            --            --
 Units outstanding at end of period ...     653,472       483,372        44,381            --            --            --
 PARTNERS PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ..................  $  10.5535    $  10.2690    $  10.0000            --            --            --
 End of period ........................  $  11.1748    $  10.5535    $  10.2690            --            --            --
 Units outstanding at end of period ...   1,101,648     1,291,067       337,731            --            --            --
 SOCIALLY RESPONSIVE PORTFOLIO
 (Since April 30, 1999)
 Beginning of period ..................          --            --            --            --            --            --
 End of period ........................  $  10.6549            --            --            --            --            --
 Units outstanding at end of period ...      22,281            --            --            --            --            --

                                                                     YEAR ENDED DECEMBER 31
                                           ---------------------------------------------------------------------------
         SUB-ACCOUNT INVESTING IN               1999          1998          1997          1996          1995      1994
------------------------------------------ ------------- ------------- ------------- ------------- ------------- -----
OCC ACCUMULATION TRUST:
 EQUITY PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .....................   $ 11.7390    $  10.6414     $ 10.0000            --            --    --
 End of period ...........................   $ 11.8711    $  11.7390     $ 10.6414            --            --    --
 Units outstanding at end of period ......     284,469       248,818        57,717            --            --    --
 GLOBAL EQUITY PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .....................   $ 10.5687    $   9.4596     $ 10.0000            --            --    --
 End of period ...........................   $ 13.1877    $  10.5687     $  9.4596            --            --    --
 Units outstanding at end of period ......      40,473        29,458        10,483            --            --    --
 MANAGED PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .....................   $ 10.6494    $  10.0805     $ 10.0000            --            --    --
 End of period ...........................   $ 11.0271    $  10.6494     $ 10.0805            --            --    --
 Units outstanding at end of period ......     967,119     1,513,567       278,744            --            --    --
 SMALL CAP PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .....................   $  9.1478    $  10.1963     $ 10.0000            --            --    --
 End of period ...........................   $  8.8561    $   9.1478     $ 10.1963            --            --    --
 Units outstanding at end of period ......     407,689       369,821        94,123            --            --    --
PILGRIM VARIABLE PRODUCTS TRUST (PILGRIM):
 GROWTH OPPORTUNITIES PORTFOLIO
 (Since May 1, 2000)
 Beginning of period .....................          --            --            --            --            --    --
 End of period ...........................          --            --            --            --            --    --
 Units outstanding at end of period ......          --            --            --            --            --    --
 GROWTH + VALUE PORTFOLIO
 (Since January 3, 1995)
 Beginning of period .....................   $ 19.9820    $  16.9801     $ 15.0172     $ 12.3714     $ 10.0000    --
 End of period ...........................   $ 38.4240    $  19.9820     $ 16.9801     $ 15.0172     $ 12.3714    --
 Units outstanding at end of period ......     666,517       595,830       613,041       376,557        16,298    --
 HIGH YIELD BOND PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .....................   $ 10.0955    $  10.3496     $ 10.0000            --            --    --
 End of period ...........................   $  9.6354    $  10.0955     $ 10.3496            --            --    --
 Units outstanding at end of period ......     368,743       389,807        55,079            --            --    --
 INTERNATIONAL VALUE FUND PORTFOLIO
 (Since August 8, 1997)
 Beginning of period .....................   $ 11.6165    $  10.0738     $ 10.0000            --            --    --
 End of period ...........................   $ 17.2046    $  11.6165     $ 10.0738            --            --    --
 Units outstanding at end of period ......     284,973       232,846        59,173            --            --    --
 MAGNACAP PORTFOLIO
 (Since May 1, 2000)
 Beginning of period .....................          --            --            --            --            --    --
 End of period ...........................          --            --            --            --            --    --
 Units outstanding at end of period ......          --            --            --            --            --    --
 MIDCAP OPPORTUNITIES PORTFOLIO
 (Since May 1, 2000)
 Beginning of period .....................          --            --            --            --            --    --
 End of period ...........................          --            --            --            --            --    --
 Units outstanding at end of period ......          --            --            --            --            --    --
 RESEARCH ENHANCED INDEX PORTFOLIO
 (Since January 3, 1995)
 Beginning of period .....................   $ 13.4190    $  13.6825     $ 12.7208     $ 11.3881     $ 10.0000    --
 End of period ...........................   $ 14.0038    $  13.4190     $ 13.6825     $ 12.7208     $ 11.3881    --
 Units outstanding at end of period ......     464,405       480,880       286,906       152,651        21,964    --

                                                                   YEAR ENDED DECEMBER 31
                                     -----------------------------------------------------------------------------------
      SUB-ACCOUNT INVESTING IN            1999          1998          1997          1996          1995          1994
------------------------------------ ------------- ------------- ------------- ------------- ------------- -------------
 SMALLCAP OPPORTUNITIES PORTFOLIO
 (Since January 3, 1995)
 Beginning of period ...............  $  17.7950    $  15.3827    $  13.4910    $  12.0224    $  10.0000            --
 End of period .....................  $  42.3014    $  17.7950    $  15.3827    $  13.4910    $  12.0224            --
 Units outstanding at end of period      434,003       323,803       261,038       143,393        38,118            --
PUTNAM VARIABLE TRUST:
 PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IA SHARES
 (Since January 6, 1994)
 Beginning of period ...............  $  22.3107    $  19.6008    $  16.0091    $  13.3162    $   9.8762     $ 10.0000
 End of period .....................  $  22.3517    $  22.3107    $  19.6008    $  16.0091    $  13.3162     $  9.8762
 Units outstanding at end of period    2,732,587     2,774,779     2,521,656     1,639,863       719,095       228,484
 PUTNAM VT NEW OPPORTUNITIES FUND -
  CLASS IA SHARES
 (Since May 1, 1995)
 Beginning of period ...............  $  21.6313    $  17.6345    $  14.5039    $  13.3506    $  10.0000            --
 End of period .....................  $  36.1280    $  21.6313    $  17.6345    $  14.5039    $  13.3506            --
 Units outstanding at end of period    2,094,825     2,296,799     1,954,936     1,312,658       279,170            --
 PUTNAM VT VOYAGER FUND -
  CLASS IA SHARES
 (Since January 6, 1994)
 Beginning of period ...............  $  23.7408    $  19.3572    $  15.5144    $  13.9272    $  10.0386     $ 10.0000
 End of period .....................  $  37.0449    $  23.7408    $  19.3572    $  15.5144    $  13.9272     $ 10.0386
 Units outstanding at end of period    3,567,503     3,502,135     3,036,855     2,244,324     1,090,262       338,970

                      STATEMENT OF ADDITIONAL INFORMATION

                               -----------------

             INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                       RELIASTAR SELECT VARIABLE ACCOUNT
                                      AND
                       RELIASTAR LIFE INSURANCE COMPANY


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated May 1, 2000 (the "Prospectus") relating to the Select-Annuity III Individual Deferred Variable/Fixed Annuity Contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from ReliaStar Life's Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.


                               -----------------


                               TABLE OF CONTENTS



                                                                          PAGE
                                                                         -------
Introduction .........................................................    SAI-2
Administration of the Contracts ......................................    SAI-2
Custody of Assets ....................................................    SAI-2
Experts ..............................................................    SAI-2
Distribution of the Contracts ........................................    SAI-2
Calculation of Yield and Return ......................................    SAI-2
Financial Statements .................................................   SAI-16

                               -----------------

      The date of this Statement of Additional Information is May 1, 2000.






                                     SAI-1

INTRODUCTION
     The Select-Annuity III Contracts (the "Contracts") are flexible purchase payment Individual Deferred Variable/Fixed Annuity Contracts. The Contracts are sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the Prospectus.) Annuity payouts under the Contracts are deferred until a selected later date.

     Purchase payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life). Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Investment Funds").


ADMINISTRATION OF THE CONTRACTS

     ReliaStar Life performs certain administrative functions ("Administrative Functions") relating to the Contracts and the Variable Account in Minot, North Dakota. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions. Prior to July 14, 1997, Continuum Administrative Services Corporation, Kansas City, Missouri ("CASC"), performed, by agreement, many of the Administrative Functions. For the years ended December 31, 1996 and 1997, ReliaStar Life paid fees to CASC under the agreement in the amounts of $638,881 and $700,208 respectively, in connection with administration of the Contracts.


CUSTODY OF ASSETS

     ReliaStar Life maintains custody of the assets of the Variable Account. As Custodian, ReliaStar Life holds cash balances for the Variable Account pending investment in the Investment Funds or distribution. The Investment Fund shares owned by the Sub-accounts are reflected only on the records of the Funds, and are not issued in certificated form.


EXPERTS

     The financial statements of ReliaStar Select Variable Account as of and for each of the two years ended December 31, 1999, which are included in this Statement of Additional Information, and the Financial Statements of ReliaStar Life Insurance Company as of and for each of the two years ended December 31, 1999, which are incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included or incorporated by reference herein, and have been so included or incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


DISTRIBUTION OF THE CONTRACTS

     The Contracts are distributed by the General Distributor, Washington Square Securities, Inc., which is a direct wholly-owned subsidiary of ReliaStar Financial Corp. and is an affiliate of ReliaStar Life. The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

     For the years ended December 31, 1997, 1998, and 1999 the General Distributor was paid fees by ReliaStar Life with respect to distribution of the Select-Annuity III Contracts aggregating $1,309,426, $1,856,879, and $1,457,606, respectively.

     No deduction for a sales charge is made from the purchase payments for the Contracts. However, if part or all of a Contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges) may be made by ReliaStar Life. The method used to determine the amount of such charge is described in the Prospectus under the heading "Charges Made By ReliaStar Life -- Surrender Charge (Contingent Deferred Sales Charge)."


CALCULATION OF YIELD AND RETURN

     CURRENT YIELD AND EFFECTIVE YIELD. Current yield and effective yield will be calculated only for the VIP Money Market Portfolio Sub-Account.

     The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the

                                     SAI-2
net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:



  Effective Yield = [(Base Period Return + 1) ] 365/7 - 1

     Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.


     The VIP Money Market Portfolio Sub-Account's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.


     The yield and effective yield of the Sub-Account for the seven day period ending December 31, 1999 were as follows:



   Yield:                   4.89%
   Effective Yield:         5.01%

     STANDARDIZED YIELD. A standardized yield computation may be used for bond Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:



  Yield = 2 [(   a - b    + 1) 6 - 1]
                 -------
                   cd

     Where:


     a = net investment earned during the period by the Fund or Portfolio attributable to shares owned by the Sub-Account.


     b = expenses accrued for the period (net of reimbursements).


     c = the average daily number of Accumulation Units outstanding during the period.


     d = the maximum offering price per Accumulation Unit on the last day of the period.


     Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or Portfolio shares.


     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.


     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.


     Average annual total returns will be calculated using Sub-Account unit values which ReliaStar Life calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, and the deductions for Mortality and Expense Risk Premiums, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the $30 Annual Contract Charge is deducted at the end of each Contract Year.


     For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation assumes surrender of the Contract at the end of the period


                                     SAI-3
for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than six years. The total return will then be calculated according to the following formula:

     TR = ((ERV/P) 1/N) - 1

     Where:

     TR = The average annual total return net of Sub-Account recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P =   a hypothetical initial payment of $1,000.

     N = the number of years in the period.




                                      SAI-4

Such average annual total return information for the Sub-Accounts is as follows:


                                                                                    FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                PERIOD ENDED 12/31/99     PERIOD ENDED 12/31/99
                                                                               -----------------------   ----------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                    N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio                                                        26.44%                     N/A
 (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                                N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                                 24.57%                     N/A
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                          35.98%                     N/A
 (Sub-Account Inception: 8/8/97)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                  (0.59)%                  16.55%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio -- Initial Class                                         30.08%                   27.64%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio -- Initial Class                                     1.21%                    8.77%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                  17.08%                     N/A
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                   13.39%                   26.07%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                       (7.87)%                   5.18%
 (Sub-Account Inception: 1/6/94)
Janus Aspen Aggressive Growth Portfolio                                               116.84%                     N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio                                                           36.54%                     N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio                                             74.31%                     N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio                                                 56.73%                     N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio             (5.38)%                    N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                           0.43%                     N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                 N/A                      N/A
 (Sub-Account Inception: 4/30/99)
OCC Accumulation Trust Equity Portfolio*                                               (4.33)%                    N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                         19.32%                     N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio*                                              (1.91)%                    N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio*                                             (8.64)%                    N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP Growth Opportunities Portfolio                                                N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Growth + Value Portfolio                                                    86.84%                     N/A
 (Sub-Account Inception: 1/3/95)
Pilgrim VP High Yield Bond Portfolio                                                  (10.01)%                    N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP International Value Portfolio                                               42.65%                     N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                            N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP MidCap Opportunities Portfolio                                                N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Research Enhanced Index Portfolio**                                         (1.10)%                    N/A
 (Sub-Account Inception: 1/3/95)
Pilgrim VP SmallCap Opportunities Portfolio**                                         132.26%                     N/A
 (Sub-Account Inception: 1/3/95)
Putnam VT Growth and Income Fund - Class IA Shares                                     (5.27)%                  17.33%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund - Class IA Shares                                     61.56%                     N/A
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund - Class IA Shares                                               50.58%                   29.55%
 (Sub-Account Inception: 1/6/94)





                                     SAI-5

                                                                                                        FOR THE PERIOD FROM
                                                                                 FOR THE 10-YEAR       DATE OF INCEPTION OF
                                                                              PERIOD ENDED 12/31/99   SUB-ACCOUNT TO 12/31/99
                                                                             ----------------------- ------------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                      N/A               N/A
 (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio                                                            N/A             28.98%
 (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                                  N/A               N/A
 (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                                     N/A             21.20%
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                              N/A             20.60%
 (Sub-Account Inception: 8/8/97)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                      N/A             14.61%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio -- Initial Class                                             N/A             22.30%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio -- Initial Class                                        N/A              6.58%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                      N/A             24.12%
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                       N/A             21.23%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                           N/A              3.34%
 (Sub-Account Inception: 1/6/94)
Janus Aspen Aggressive Growth Portfolio                                                    N/A             61.60%
 (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio                                                               N/A             30.05%
 (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio                                                 N/A             31.90%
 (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio                                                     N/A             32.68%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                 N/A              0.16%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                              N/A              2.89%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                   N/A               N/A
 (Sub-Account Inception: 4/30/99)
OCC Accumulation Trust Equity Portfolio*                                                   N/A              5.63%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                             N/A             10.55%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio*                                                  N/A              2.30%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio*                                                 N/A             (7.06)%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP Growth Opportunities Portfolio                                                  N/A               N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Growth + Value Portfolio                                                        N/A             30.64%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP High Yield Bond Portfolio                                                       N/A             (3.55)%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP International Value Portfolio                                                   N/A             23.96%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                              N/A               N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP MidCap Opportunities Portfolio                                                  N/A               N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Research Enhanced Index Portfolio**                                             N/A              6.37%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP SmallCap Opportunities Portfolio**                                              N/A             33.20%
 (Sub-Account Inception: 1/3/95)
Putnam VT Growth and Income Fund - Class IA Shares                                         N/A             14.03%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund - Class IA Shares                                         N/A             31.33%
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund - Class IA Shares                                                   N/A             24.21%
 (Sub-Account Inception: 1/6/94)

     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.





                                     SAI-6

Such average annual total return information for the Sub-Accounts is as follows:


                                                                                    FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                PERIOD ENDED 12/31/99     PERIOD ENDED 12/31/99
                                                                               -----------------------   ----------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                       N/A                    N/A
 (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                           26.44%                 28.83%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                                 70.15%                   N/A
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                    24.57%                 24.06%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                             35.98%                 20.57%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                     (0.59)%                16.55%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                            30.08%                 27.64%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                        1.21%                  8.77%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                     17.08%                   N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                      13.39%                 26.07%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                          (7.87)%                 5.18%
 (Portfolio Inception: 12/5/88)
Janus Aspen Aggressive Growth Portfolio                                                  116.84%                 34.08%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                              36.54%                 27.79%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                                74.31%                 31.13%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                                    56.73%                 31.48%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                (5.38)%                 3.39%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                              0.43%                 18.96%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                    N/A                    N/A
 (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio*                                                  (4.33)%                17.93%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                            19.32%                   N/A
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                                 (1.91)%                17.64%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                                (8.64)%                 6.25%
 (Portfolio Inception: 8/1/88)
Pilgrim VP Growth Opportunities Portfolio                                                   N/A                    N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                       86.84%                 30.44%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                                     (10.01)%                 6.16%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                                  42.65%                   N/A
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                               N/A                    N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                                   N/A                    N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                            (1.10)%                 6.33%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                            132.26%                 33.02%
 (Portfolio Inception: 5/6/94)
Putnam VT Growth and Income Fund - Class IA Shares                                        (5.27)%                17.33%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund - Class IA Shares                                        61.56%                 30.70%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund - Class IA Shares                                                  50.58%                 29.55%
 (Portfolio Inception: 2/1/88)




                                      SAI-7

                                                                                                         FOR THE PERIOD FROM
                                                                                 FOR THE 10-YEAR      DATE OF INCEPTION OF FUND
                                                                              PERIOD ENDED 12/31/99     PORTFOLIO TO 12/31/99
                                                                             ----------------------- --------------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                      N/A                  N/A
 (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                          21.16%               21.32%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                                  N/A                44.19%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                     N/A                22.96%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                            16.55%               19.16%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                    12.87%               12.17%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                           18.24%               17.09%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                      10.84%                9.32%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                      N/A                25.65%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                       N/A                19.36%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                          5.66%                5.93%
 (Portfolio Inception: 12/5/88)
Janus Aspen Aggressive Growth Portfolio                                                    N/A                32.51%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                               N/A                22.51%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                                 N/A                26.15%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                                     N/A                27.87%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                4.35%                5.95%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                              N/A                15.50%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                   N/A                  N/A
 (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio*                                                 13.84%               14.04%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                             N/A                15.98%
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                                14.96%               16.05%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                                9.54%                9.91%
 (Portfolio Inception: 8/1/88)
Pilgrim VP Growth Opportunities Portfolio                                                  N/A                  N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                        N/A                27.04%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                                       N/A                 5.13%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                                   N/A                23.96%
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                              N/A                  N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                                  N/A                  N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                             N/A                 5.71%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                              N/A                28.92%
 (Portfolio Inception: 5/6/94)
Putnam VT Growth and Income Fund - Class IA Shares                                       12.38%               13.57%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund - Class IA Shares                                         N/A                28.21%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund - Class IA Shares                                                 20.59%               19.83%
 (Portfolio Inception: 2/1/88)

     ReliaStar Life may also disclose average annual total returns for the Investment Fund Portfolios since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.





                                     SAI-8

Such average annual total return information for the Portfolios of the Investment Funds is as follows:


                                                                                    FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                PERIOD ENDED 12/31/99     PERIOD ENDED 12/31/99
                                                                               -----------------------   ----------------------
SUB-ACCOUNT
-----------

AIM V.I. Dent Demographic Trends Fund                                                       N/A                    N/A
 (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                           33.74%                 30.94%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                                 78.06%                   N/A
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                    31.85%                 26.14%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                             43.42%                 22.64%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                      6.33%                 18.61%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                            37.44%                 29.74%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                        8.16%                 10.86%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                     24.25%                   N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                      20.51%                 28.16%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                          (1.05)%                 7.30%
 (Portfolio Inception: 12/5/88)
Janus Aspen Aggressive Growth Portfolio                                                  125.40%                 36.23%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                              43.98%                 29.89%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                                82.27%                 33.25%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                                    64.45%                 33.60%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                 1.48%                  5.52%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                              7.37%                 21.03%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                    N/A                    N/A
 (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio*                                                   2.54%                 19.94%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                            26.53%                   N/A
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                                  5.00%                 19.69%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                                (1.83)%                 8.35%
 (Portfolio Inception: 2/18/99)
Pilgrim VP Growth Opportunities Portfolio                                                   N/A                    N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                       94.98%                 32.56%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                                      (3.22)%                 8.63%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                                  50.18%                   N/A
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                               N/A                    N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                                   N/A                    N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                             5.82%                  8.84%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                            141.03%                 35.16%
 (Portfolio Inception: 5/6/94)
Putnam VT Growth and Income Fund -- Class IA Shares                                        1.59%                 19.39%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund - Class IA Shares                                        69.35%                 32.82%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund - Class IA Shares                                                  58.22%                 31.66%
 (Portfolio Inception: 2/1/88)





                                      SAI-9

                                                                                                         FOR THE PERIOD FROM
                                                                                 FOR THE 10-YEAR      DATE OF INCEPTION OF FUND
                                                                              PERIOD ENDED 12/31/99     PORTFOLIO TO 12/31/99
                                                                             ----------------------- --------------------------
SUB-ACCOUNT
-----------

AIM V.I. Dent Demographic Trends Fund                                                      N/A                  N/A
 (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                          22.89%               23.05%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                                  N/A                46.41%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                     N/A                24.72%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                            18.22%               20.85%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                    14.49%               13.78%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                           19.94%               18.76%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                      12.43%               10.88%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                      N/A                27.73%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                       N/A                21.07%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                          7.19%                7.46%
 (Portfolio Inception: 12/5/88)
Janus Aspen Aggressive Growth Portfolio                                                    N/A                34.40%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                               N/A                24.27%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                                 N/A                28.17%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                                     N/A                29.69%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                5.86%                7.47%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                              N/A                17.47%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                   N/A                  N/A
 (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio*                                                 15.46%               15.66%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                             N/A                18.06%
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                                16.60%               17.70%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                               11.12%               11.48%
 (Portfolio Inception: 8/1/88)
Pilgrim VP Growth Opportunities Portfolio                                                  N/A                  N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                        N/A                29.07%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                                       N/A                 7.47%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                                   N/A                27.15%
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                              N/A                  N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                                  N/A                  N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                             N/A                 8.09%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                              N/A                30.97%
 (Portfolio Inception: 5/6/94)
Putnam VT Growth and Income Fund -- Class IA Shares                                      14.00%               15.19%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund - Class IA Shares                                         N/A                30.24%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund - Class IA Shares                                                 22.31%               21.54%
 (Portfolio Inception: 2/1/88)


     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the Surrender Charge. Such performance information may quote average annual total returns for periods during which the Sub-Accounts were operating and for periods prior to the date the Sub-Accounts commenced operations. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:




                                     SAI-10

             RETURNS SINCE DATE SUB-ACCOUNTS COMMENCED OPERATIONS


                                                                                    FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                PERIOD ENDED 12/31/99     PERIOD ENDED 12/31/99
                                                                               -----------------------   ----------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                       N/A                    N/A
 (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio                                                           31.84%                   N/A
 (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                                   N/A                    N/A
 (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                                    29.97%                   N/A
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                             41.38%                   N/A
 (Sub-Account Inception: 8/8/97)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                      4.81%                 16.93%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio -- Initial Class                                            35.48%                 27.91%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio -- Initial Class                                        6.61%                  9.28%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                     22.48%                   N/A
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                      18.79%                 26.36%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                          (2.47)%                 5.77%
 (Sub-Account Inception: 1/6/94)
Janus Aspen Aggressive Growth Portfolio                                                  122.24%                   N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio                                                              41.94%                   N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio                                                79.71%                   N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio                                                    62.13%                   N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                 0.02%                   N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                              5.83%                   N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                    N/A                    N/A
 (Sub-Account Inception: 4/30/99)
OCC Accumulation Trust Equity Portfolio*                                                   1.07%                   N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                            24.72%                   N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio*                                                  3.49%                   N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio*                                                (3.24)%                  N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP Growth Opportunities Portfolio                                                   N/A                    N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Growth + Value Portfolio                                                       92.24%                   N/A
 (Sub-Account Inception: 1/3/95)
Pilgrim VP High Yield Bond Portfolio                                                      (4.61)%                  N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP International Value Portfolio                                                  48.05%                   N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                               N/A                    N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP MidCap Opportunities Portfolio                                                   N/A                    N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Research Enhanced Index Portfolio**                                             4.30%                   N/A
 (Sub-Account Inception: 1/3/95)
Pilgrim VP SmallCap Opportunities Portfolio**                                            137.66%                   N/A
 (Sub-Account Inception: 1/3/95)
Putnam VT Growth and Income Fund - Class IA Shares                                         0.13%                 17.71%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund - Class IA Shares                                        66.96%                   N/A
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund - Class IA Shares                                                  55.98%                 29.80%
 (Sub-Account Inception: 1/6/94)


                                     SAI-11

                                                                                                        FOR THE PERIOD FROM
                                                                                 FOR THE 10-YEAR       DATE OF INCEPTION OF
                                                                              PERIOD ENDED 12/31/99   SUB-ACCOUNT TO 12/31/99
                                                                             ----------------------- ------------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                      N/A                   N/A
 (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio                                                            N/A                 30.29%
 (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                                  N/A                   N/A
 (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                                     N/A                 22.62%
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                              N/A                 22.03%
 (Sub-Account Inception: 8/8/97)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                      N/A                 14.91%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio -- Initial Class                                             N/A                 22.52%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio -- Initial Class                                        N/A                  7.01%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                      N/A                 24.47%
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                       N/A                 21.46%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                           N/A                  3.85%
 (Sub-Account Inception: 1/6/94)
Janus Aspen Aggressive Growth Portfolio                                                    N/A                 62.56%
 (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio                                                               N/A                 31.34%
 (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio                                                 N/A                 33.17%
 (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio                                                     N/A                 33.94%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                 N/A                  2.01%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                              N/A                  4.67%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                   N/A                   N/A
 (Sub-Account Inception: 4/30/99)
OCC Accumulation Trust Equity Portfolio*                                                   N/A                  7.35%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                             N/A                 12.17%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio*                                                  N/A                  4.09%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio*                                                 N/A                 (5.01)%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP Growth Opportunities Portfolio                                                  N/A                   N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Growth + Value Portfolio                                                        N/A                 30.89%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP High Yield Bond Portfolio                                                       N/A                 (1.61)%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP International Value Portfolio                                                   N/A                 25.33%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                              N/A                   N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP MidCap Opportunities Portfolio                                                  N/A                   N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Research Enhanced Index Portfolio**                                             N/A                  6.93%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP SmallCap Opportunities Portfolio**                                              N/A                 33.43%
 (Sub-Account Inception: 1/3/95)
Putnam VT Growth and Income Fund - Class IA Shares                                         N/A                 14.34%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund - Class IA Shares                                         N/A                 31.61%
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund - Class IA Shares                                                   N/A                 24.41%
 (Sub-Account Inception: 1/6/94)




                                     SAI-12

   RETURNS INCLUDING PERIOD PRIOR TO DATE SUB-ACCOUNTS COMMENCED OPERATIONS


                                                                                    FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                PERIOD ENDED 12/31/99     PERIOD ENDED 12/31/99
                                                                               -----------------------   ----------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                       N/A                    N/A
 (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                           31.84%                 29.09%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged All Cap Portfolio                                                75.55%                   N/A
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                    29.97%                 24.36%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                             41.38%                 20.91%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                      4.81%                 16.93%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                            35.48%                 27.91%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                        6.61%                  9.28%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                     22.48%                   N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                      18.79%                 26.36%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                          (2.47)%                 5.77%
 (Portfolio Inception: 12/5/88)
Janus Aspen Aggressive Growth Portfolio                                                  122.24%                 34.30%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                              41.94%                 28.05%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                                79.71%                 31.37%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                                    62.13%                 31.72%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                 0.02%                  4.01%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                              5.83%                 19.32%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                    N/A                    N/A
 (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio*                                                   1.07%                 18.30%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                            24.72%                   N/A
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                                  3.49%                 18.02%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                                (3.24)%                 6.81%
 (Portfolio Inception: 2/18/99)
Pilgrim VP Growth Opportunities Portfolio                                                   N/A                    N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                       92.24%                 30.69%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                                      (4.61)%                 6.72%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                                  48.05%                   N/A
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                               N/A                    N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                                   N/A                    N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                             4.30%                  6.89%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                            137.66%                 33.25%
 (Portfolio Inception: 5/6/94)
Putnam VT Growth and Income Fund - Class IA Shares                                         0.13%                 17.71%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund - Class IA Shares                                        66.96%                 30.94%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund - Class IA Shares                                                  55.98%                 29.80%
 (Portfolio Inception: 2/1/88)





                                     SAI-13

                                                                                                         FOR THE PERIOD FROM
                                                                                 FOR THE 10-YEAR      DATE OF INCEPTION OF FUND
                                                                              PERIOD ENDED 12/31/99     PORTFOLIO TO 12/31/99
                                                                             ----------------------- --------------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                      N/A                  N/A
 (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio                                                          21.16%               21.32%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged All Cap Portfolio                                                 N/A                44.36%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                     N/A                22.96%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                            16.55%               19.16%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio -- Initial Class                                    12.87%               12.17%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                           18.24%               17.09%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                      10.84%                9.32%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                      N/A                25.93%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                       N/A                19.36%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                          5.66%                5.93%
 (Portfolio Inception: 12/5/88)
Janus Aspen Aggressive Growth Portfolio                                                    N/A                32.51%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                               N/A                22.51%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                                 N/A                26.36%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                                     N/A                27.87%
 (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                4.35%                5.95%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                              N/A                15.81%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                   N/A                  N/A
 (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio*                                                 13.84%               14.04%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                             N/A                16.40%
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                                14.96%               16.05%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                                9.54%                9.91%
 (Portfolio Inception: 2/18/99)
Pilgrim VP Growth Opportunities Portfolio                                                  N/A                  N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                        N/A                27.24%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                                       N/A                 5.62%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                                   N/A                25.33%
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                              N/A                  N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                                  N/A                  N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                             N/A                 6.19%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                              N/A                29.12%
 (Portfolio Inception: 5/6/94)
Putnam VT Growth and Income Fund - Class IA Shares                                       12.38%               13.57%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund - Class IA Shares                                         N/A                28.41%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund - Class IA Shares                                                 20.59%               19.83%
 (Portfolio Inception: 2/1/88)



                                     SAI-14

-----------------

   * On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

  ** The Pilgrim VP Trust SmallCap Opportunities Portfolio (formerly the
     Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Pilgrim VP Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

     The Investment Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Sub-Accounts for periods prior to the inception of the Sub-Accounts. The AIM Variable Insurance Funds, The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OCC Accumulation Trust, and Putnam Variable Products Trust are not affiliated with ReliaStar Life.

     ReliaStar Life may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

     CTR = ERV/P - 1

     Where:

     CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P =   a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 1999.

     COMPARATIVE ADVERTISING. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.




                                     SAI-15

                             FINANCIAL STATEMENTS

     This Statement of Additional Information includes audited Financial Statements for the Variable Account as of December 31, 1999 and for each of the two years in the period then ended. Deloitte & Touche LLP serves as independent auditors for the Variable Account. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.

     ReliaStar Life's statements of financial condition as of December 31, 1999 and 1998, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1999 and 1998 which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on ReliaStar Life's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                                     SAI-16

                         INDEPENDENT AUDITORS' REPORT




Board of Directors
ReliaStar Life Insurance Company:


We have audited the accompanying statement of assets and liabilities of ReliaStar Select Variable Account as of December 31, 1999 and the related statements of operations and changes in contract owners' equity (including the individual sub-accounts which comprise the Account) for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1999, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting ReliaStar Select Variable Account as of December 31, 1999 and the results of its operations and changes in its contract owners' equity for the years ended December 31, 1999 and 1998, in conformity with generally accepted accounting principles.






DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 18, 2000

                                     SAI-17

                 (This page has been left blank intentionally.)











                                     SAI-18

                       RELIASTAR SELECT VARIABLE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999
                         (IN THOUSANDS, EXCEPT SHARES)



                                                                                SHARES         COST       MARKET VALUE
ASSETS:                                                                      ------------   ----------   -------------
 Investments in mutual funds at market value:
 The Alger American Fund:
   Alger American Growth Portfolio .......................................       798,811     $ 43,115     $   51,428
   Alger American MidCap Growth Portfolio ................................       266,121        7,250          8,577
   Alger American Small Capitalization Portfolio .........................       127,602        5,307          7,037
 Fidelity's Variable Insurance Products Fund (VIP):
   VIP Equity-Income Portfolio -- IC Shares ..............................     5,716,455      124,814        146,970
   VIP Growth Portfolio -- IC Shares .....................................     4,042,632      141,689        222,062
   VIP High Income Portfolio -- IC Shares ................................     3,449,118       40,560         39,009
   VIP Money Market Portfolio -- IC Shares ...............................    74,446,298       74,446         74,446
   VIP Overseas Portfolio -- IC Shares ...................................     1,137,418       21,721         31,212
 Fidelity's Variable Insurance Products Fund II (VIP II):
   VIP II Asset Manager Portfolio -- IC Shares ...........................     2,910,484       46,314         54,339
   VIP II Contrafund Portfolio -- IC Shares . ............................     3,324,051       71,830         96,896
   VIP II Index 500 Portfolio -- IC Shares ...............................       783,861      102,698        131,227
   VIP II Investment Grade Bond Portfolio -- IC Shares ...................     1,711,466       21,305         20,812
 Janus Aspen Series:
   Aggressive Growth Portfolio ...........................................       558,945       23,029         33,363
   Growth Portfolio ......................................................       806,307       21,625         27,132
   International Growth Portfolio ........................................       428,006       12,549         16,551
   Worldwide Growth Portfolio ............................................     1,721,792       55,697         82,216
 Neuberger Berman Advisers Management Trust:
   AMT Limited Maturity Bond Portfolio ...................................       535,802        7,216          7,094
   AMT Partners Portfolio ................................................       657,993       12,384         12,923
   AMT Socially Responsive Portfolio .....................................        20,596          225            238
 Northstar Galaxy Trust:
   Northstar Emerging Growth Portfolio ...................................       664,182       12,461         19,420
   Northstar Growth + Value Portfolio ....................................       882,279       18,455         26,504
   Northstar International Value Portfolio ...............................       387,159        5,248          5,718
   Northstar Research Enhanced Index Portfolio ...........................     1,329,357        6,573          6,633
   Northstar High Yield Bond Portfolio ...................................       860,698        4,168          3,701
 OCC Accumulation Trust:
   Equity Portfolio ......................................................        93,940        3,526          3,528
   Global Equity Portfolio ...............................................        36,528          597            605
   Managed Portfolio .....................................................       287,118       12,091         12,532
   Small Cap Portfolio ...................................................       170,422        4,074          3,838
 Putnam Variable Trust:
   Putnam VT Asia Pacific Growth Fund -- Class IA Shares .................       224,520        2,124          3,882
   Putnam VT Diversified Income Fund -- Class IA Shares ..................       882,507        9,510          8,763
   Putnam VT Growth and Income Fund -- Class IA Shares ...................     2,516,326       66,038         67,438
   Putnam VT New Opportunities Fund -- Class IA Shares ...................     1,739,311       35,973         75,730
   Putnam VT Utilities Growth and Income Fund -- Class IA Shares .........       646,178       10,838         10,965
   Putnam VT Voyager Fund -- Class IA Shares .............................     2,293,906       88,830        151,971
                                                                                                          ----------
    Total Assets .........................................................                                $1,464,760
                                                                                                          ==========
LIABILITIES AND CONTRACT OWNERS' EQUITY:
 Due to ReliaStar Life Insurance Company
  for contract charges and reserve transfers .............................                                $    1,732
 Contract Owners' Equity .................................................                                 1,463,028
                                                                                                          ----------
    Total Liabilities and Contract Owners' Equity ........................                                $1,464,760
                                                                                                          ==========

    The accompanying notes are an integral part of the financial statements.



                                     SAI-19

                       RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                      CHANGES IN CONTRACT OWNERS' EQUITY
                For the years ended December 31, 1999 and 1998
                                (In Thousands)



                                                                                                     ALGER AMERICAN
                                                            TOTAL ALL FUNDS                         GROWTH PORTFOLIO
                                                  -------------------------------         -------------------------------
                                                      1999                1998               1999                 1998
                                                  -----------         -----------         -----------         -----------
Net investment income (loss):
 Reinvested dividend income ..............        $    18,419         $    15,873         $        37         $         8
 Reinvested capital gains ................             59,879              54,817               2,511                 454
 Administrative expenses .................            (17,430)            (13,358)               (451)                (57)
                                                  -----------         -----------         -----------         -----------
   Net investment income (loss) and
    capital gains ........................             60,868              57,332               2,097                 405
                                                  -----------         -----------         -----------         -----------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares .............             85,545              50,273                 849                  28
 Increase (decrease) in unrealized
  appreciation of investments ............            157,693              44,042               6,836               1,493
                                                  -----------         -----------         -----------         -----------
   Net realized and unrealized gains
    (losses) .............................            243,238              94,315               7,685               1,521
                                                  -----------         -----------         -----------         -----------
   Additions (reductions) from
    operations ...........................            304,106             151,647               9,782               1,926
                                                  -----------         -----------         -----------         -----------
Contract Owners' transactions:
 Net premium payments ....................            207,079             218,047              17,463               3,642
 Surrenders ..............................           (135,461)            (72,846)             (1,976)               (306)
 Transfers between sub-accounts and
  fixed account ..........................               (895)               (853)             15,972               4,327
 Annuity payments ........................               (142)                 (8)                 --                  --
 Death benefit payments ..................             (7,187)             (4,145)               (207)                 --
 Transfers to (from) required reserves ...                  9                  56                  --                  --
                                                  -----------         -----------         -----------         -----------
   Additions (reductions) for Contract
    Owners' transactions .................             63,403             140,251              31,252               7,663
                                                  -----------         -----------         -----------         -----------
   Net additions (reductions) for the year            367,509             291,898              41,034               9,589
Contract Owners' Equity,
 beginning of the year ...................          1,095,519             803,621              10,328                 739
                                                  -----------         -----------         -----------         -----------
Contract Owners' Equity, end of the year .        $ 1,463,028         $ 1,095,519         $    51,362         $    10,328
                                                  ===========         ===========         ===========         ===========
Units Outstanding, beginning of the year .     52,647,697.630      41,286,715.494         721,573.165          75,409.182
Units Outstanding, end of the year .......     58,642,239.503      52,647,697.630       2,720,473.802         721,573.165
Net Asset Value per Unit:
 Select-Annuity II .......................        $        --         $        --         $ 18.914842         $ 14.328489
 Select-Annuity III ......................        $        --         $        --         $ 18.876863         $ 14.311723

    The accompanying notes are an integral part of the financial statements.



                                     SAI-20

                         STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)



                                                                                                 FIDELITY'S VIP
             ALGER AMERICAN                           ALGER AMERICAN                         EQUITY-INCOME PORTFOLIO
         MIDCAP GROWTH PORTFOLIO              SMALL CAPITALIZATION PORTFOLIO                        IC SHARES
----------------------------------------- --------------------------------------- ---------------------------------------------
         1999                 1998                1999                1998                  1999                   1998
--------------------- ------------------- ------------------- ------------------- ----------------------- ---------------------
   $           --       $            --     $            --     $            --      $          2,512       $           2,219
              762                   100                 491                 204                 5,553                   7,898
              (74)                  (19)                (65)                (25)               (2,272)                 (2,349)
   --------------       ---------------     ---------------     ---------------      ----------------       -----------------
              688                    81                 426                 179                 5,793                   7,768
   --------------       ---------------     ---------------     ---------------      ----------------       -----------------
               41                   (25)                (33)                (75)               18,982                  11,855
              995                   358               1,563                 182               (16,816)                 (3,667)
   --------------       ---------------     ---------------     ---------------      ----------------       -----------------
            1,036                   333               1,530                 107                 2,166                   8,188
   --------------       ---------------     ---------------     ---------------      ----------------       -----------------
            1,724                   414               1,956                 286                 7,959                  15,956
   --------------       ---------------     ---------------     ---------------      ----------------       -----------------
            2,672                 1,209               1,536               1,389                 9,094                  15,844
             (199)                  (65)               (181)                (52)              (20,393)                (15,860)
            1,627                   560                 637                 661               (20,506)                 (6,165)
               --                    --                  --                  --                    15                      22
               (3)                   --                 (25)                 --                  (757)                   (383)
               --                    --                  --                  --                    (5)                      1
   --------------       ---------------     ---------------     ---------------      ----------------       -----------------
            4,097                 1,704               1,967               1,998               (32,552)                 (6,541)
   --------------       ---------------     ---------------     ---------------      ----------------       -----------------
            5,821                 2,118               3,923               2,284               (24,593)                  9,415
            2,746                   628               3,107                 823               171,392                 161,977
   --------------       ---------------     ---------------     ---------------      ----------------       -----------------
   $        8,567       $         2,746     $         7,030     $         3,107      $        146,799       $         171,392
   ==============       ===============     ===============     ===============      ================       =================
      218,514.420            64,303.871         272,076.480          82,159.255         6,169,130.096           6,230,260.582
      524,557.971           218,514.420         435,387.471         272,076.480         5,074,648.033           6,169,130.096
   $    16.359297       $     12.570818     $     16.172885     $     11.424987      $      42.604065       $       40.594836
   $    16.326426       $     12.556091     $     16.140392     $     11.411597      $      23.023195       $       21.955818

    The accompanying notes are an integral part of the financial statements.




                                     SAI-21

                       RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)
                For the years ended December 31, 1999 and 1998
                                (In Thousands)



                                                              FIDELITY'S VIP
                                                             GROWTH PORTFOLIO
                                                                 IC SHARES
                                                -------------------------------------------
                                                         1999                  1998
                                                --------------------- ---------------------
Net investment income (loss):
 Reinvested dividend income ...................   $             310     $             703
 Reinvested capital gains .....................              19,477                18,381
 Administrative expenses ......................              (2,676)               (2,147)
                                                  -----------------     -----------------
   Net investment income (loss) and
    capital gains .............................              17,111                16,937
                                                  -----------------     -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares ..................              19,389                12,799
 Increase (decrease) in unrealized
  appreciation of investments .................              23,334                19,246
                                                  -----------------     -----------------
   Net realized and unrealized gains
    (losses) ..................................              42,723                32,045
                                                  -----------------     -----------------
   Additions (reductions) from
    operations ................................              59,834                48,982
                                                  -----------------     -----------------
Contract Owners' transactions:
 Net premium payments .........................              13,870                10,562
 Surrenders ...................................             (25,681)              (15,436)
 Transfers between sub-accounts and
  fixed account ...............................              (1,562)               (3,776)
 Annuity payments .............................                (194)                 (118)
 Death benefit payments .......................                (679)                 (530)
 Transfers to (from) required reserves ........                  35                    50
                                                  -----------------     -----------------
   Additions (reductions) for Contract
    Owners' transactions ......................             (14,211)               (9,248)
                                                  -----------------     -----------------
   Net additions (reductions) for the year.....              45,623                39,734
Contract Owners' Equity,
 beginning of the year ........................             176,294               136,560
                                                  -----------------     -----------------
Contract Owners' Equity, end of the year ......   $         221,917     $         176,294
                                                  =================     =================
Units Outstanding, beginning of the year ......       4,872,231.319         5,008,779.521
Units Outstanding, end of the year ............       4,762,952.891         4,872,231.319
Net Asset Value per Unit:
 Select-Annuity II ............................   $       72.514634     $       53.455402
 Select-Annuity III ...........................   $       33.801091     $       24.937964


[WIDE TABLE CONTINUED FROM ABOVE]

                                                               FIDELITY'S VIP
                                                            HIGH INCOME PORTFOLIO
                                                                  IC SHARES
                                                ---------------------------------------------
                                                         1999                   1998
                                                --------------------- -----------------------
Net investment income (loss):
 Reinvested dividend income ...................   $           3,842      $          2,934
 Reinvested capital gains .....................                 144                 1,864
 Administrative expenses ......................                (592)                 (625)
                                                  -----------------      ----------------
   Net investment income (loss) and
    capital gains .............................               3,394                 4,173
                                                  -----------------      ----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares ..................              (1,333)                  351
 Increase (decrease) in unrealized
  appreciation of investments .................                 730                (7,228)
                                                  -----------------      ----------------
   Net realized and unrealized gains
    (losses) ..................................                (603)               (6,877)
                                                  -----------------      ----------------
   Additions (reductions) from
    operations ................................               2,791                (2,704)
                                                  -----------------      ----------------
Contract Owners' transactions:
 Net premium payments .........................               5,180                12,749
 Surrenders ...................................              (5,357)               (3,811)
 Transfers between sub-accounts and
  fixed account ...............................              (5,693)               (4,564)
 Annuity payments .............................                  --                    (1)
 Death benefit payments .......................                (397)                 (166)
 Transfers to (from) required reserves ........                  --                    (5)
                                                  -----------------      ----------------
   Additions (reductions) for Contract
    Owners' transactions ......................              (6,267)                4,202
                                                  -----------------      ----------------
   Net additions (reductions) for the year.....              (3,476)                1,498
Contract Owners' Equity,
 beginning of the year ........................              42,439                40,941
                                                  -----------------      ----------------
Contract Owners' Equity, end of the year ......   $          38,963      $         42,439
                                                  =================      ================
Units Outstanding, beginning of the year ......       2,490,960.729         2,157,231.781
Units Outstanding, end of the year ............       2,210,041.533         2,490,960.729
Net Asset Value per Unit:
 Select-Annuity II ............................   $       27.844250      $      26.083267
 Select-Annuity III ...........................   $       15.043638      $      14.104051

    The accompanying notes are an integral part of the financial statements.




                                     SAI-22

                         STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)



           FIDELITY'S VIP                                FIDELITY'S VIP                       FIDELITY'S VIP II
       MONEY MARKET PORTFOLIO                          OVERSEAS PORTFOLIO                  ASSET MANAGER PORTFOLIO
             IC SHARES                                      IC SHARES                             IC SHARES
------------------------------------       ------------------------------------      ------------------------------------
     1999                  1998                  1999                 1998                 1999                  1998
---------------      ---------------       ---------------      ---------------      ---------------      ---------------
$         2,997      $         1,946       $           522      $           718      $         2,199      $         1,948
             --                   --                   842                2,117                2,785                5,844
           (833)                (517)                 (423)                (523)                (835)                (907)
---------------      ---------------       ---------------      ---------------      ---------------      ---------------
          2,164                1,429                   941                2,312                4,149                6,885
---------------      ---------------       ---------------      ---------------      ---------------      ---------------
             --                   --                 2,810                2,574                3,786                1,164
             --                   --                 6,182                 (721)              (2,767)                 100
---------------      ---------------       ---------------      ---------------      ---------------      ---------------
             --                   --                 8,992                1,853                1,019                1,264
---------------      ---------------       ---------------      ---------------      ---------------      ---------------
          2,164                1,429                 9,933                4,165                5,168                8,149
---------------      ---------------       ---------------      ---------------      ---------------      ---------------
         27,374               32,390                   466                2,011                1,392                5,658
        (18,268)              (6,949)               (4,226)              (3,763)              (9,528)              (5,759)
         24,255              (17,800)               (9,287)              (4,856)              (9,614)              (2,422)
             (8)                  (8)                   --                   --                  (15)                  46
           (647)              (1,274)                  (82)                (132)                (370)                (223)
              3                    2                    --                   --                   (8)                   5
---------------      ---------------       ---------------      ---------------      ---------------      ---------------
         32,709                6,361               (13,129)              (6,740)             (18,143)              (2,695)
---------------      ---------------       ---------------      ---------------      ---------------      ---------------
         34,873                7,790                (3,196)              (2,575)             (12,975)               5,454
         39,497               31,707                34,367               36,942               67,234               61,780
---------------      ---------------       ---------------      ---------------      ---------------      ---------------
$        74,370      $        39,497       $        31,171      $        34,367      $        54,259      $        67,234
===============      ===============       ===============      ===============      ===============      ===============
  3,103,490.872        2,586,887.001         1,903,639.243        2,247,722.094        3,452,264.054        3,532,686.923
  5,768,828.570        3,103,490.872         1,230,966.965        1,903,639.243        2,586,887.948        3,452,264.054
$     16.499505      $     15.893469       $     32.836446      $     23.325077      $     25.460017      $     23.219359
$     12.521740      $     12.071937       $     20.663987      $     14.690775      $     17.733873      $     16.186750

    The accompanying notes are an integral part of the financial statements.



                                     SAI-23

                       RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)
                For the years ended December 31, 1999 and 1998
                                (In Thousands)


                                                           FIDELITY'S VIP II                  FIDELITY'S VIP II
                                                         CONTRAFUND PORTFOLIO                INDEX 500 PORTFOLIO
                                                              IC SHARES                          IC SHARES
                                                  ---------------------------------   ---------------------------------
                                                       1999               1998             1999             1998
                                                  ---------------   ---------------   ---------------   ---------------
Net investment income (loss):
 Reinvested dividend income....................   $           343   $           302   $           926   $           623
 Reinvested capital gains......................             2,513             2,222               629             1,444
 Administrative expenses.......................            (1,174)             (764)           (1,618)             (975)
                                                  ---------------   ---------------   ---------------   ---------------
   Net investment income (loss) and
   capital gains...............................             1,682             1,760               (63)            1,092
                                                  ---------------   ---------------   ---------------   ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares...................             5,351             4,222             7,845             7,384
 Increase (decrease) in unrealized
  appreciation of investments..................            10,064             7,879            11,919             7,553
                                                  ---------------   ---------------   ---------------   ---------------
   Net realized and unrealized gains
    (losses)...................................            15,415            12,101            19,764            14,937
                                                  ---------------   ---------------   ---------------   ---------------
   Additions (reductions) from
    operations.................................            17,097            13,861            19,701            16,029
                                                  ---------------   ---------------   ---------------   ---------------
Contract Owners' transactions:
 Net premium payments..........................            15,166            15,904            27,123            20,268
 Surrenders....................................            (4,795)           (1,894)           (9,106)           (3,827)
 Transfers between sub-accounts and
  fixed account................................               752               404             3,814             6,987
 Annuity payments..............................                --                (1)               29                (1)
 Death benefit payments........................              (431)             (138)             (341)             (206)
 Transfers to (from) required reserves.........                --                (9)               (2)               14
                                                  ---------------   ---------------   ---------------   ---------------
   Additions (reductions) for Contract
    Owners' transactions.......................            10,692            14,266            21,517            23,235
                                                  ---------------   ---------------   ---------------   ---------------
   Net additions (reductions) for the year.....            27,789            28,127            41,218            39,264
Contract Owners' Equity,
 beginning of the year.........................            68,987            40,860            89,841            50,577
                                                  ---------------   ---------------   ---------------   ---------------
Contract Owners' Equity, end of the year.......   $        96,776   $        68,987   $       131,059   $        89,841
                                                  ===============   ===============   ===============   ===============
Units Outstanding, beginning of the year.......     3,063,212.741     2,310,029.259     3,298,146.247     2,341,423.909
Units Outstanding, end of the year.............     3,541,924.350     3,063,212.741     4,058,675.374     3,298,146.247
Net Asset Value per Unit:
 Select-Annuity II.............................   $     16.180149   $     13.192976   $     34.336317   $     28.867007
 Select-Annuity III............................   $     27.841617   $     22.720573   $     32.085997   $     26.997774



    The accompanying notes are an integral part of the financial statements.

                                     SAI-24

                         STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)



        FIDELITY'S VIP II
 INVESTMENT GRADE BOND PORTFOLIO         JANUS ASPEN SERIES             JANUS ASPEN SERIES
            IC SHARES                AGGRESSIVE GROWTH PORTFOLIO         GROWTH PORTFOLIO
--------------------------------  -------------------------------- --------------------------------
     1999              1998             1999             1998            1999            1998
---------------  ---------------  ---------------  --------------- ---------------  ---------------
$           803  $           674  $           122  $            -- $            39  $            99
            252               80              210               --              71               77
           (293)            (235)            (165)             (21)           (236)             (63)
---------------  ---------------  ---------------  --------------- ---------------  ---------------
            762              519              167              (21)           (126)             113
---------------  ---------------  ---------------  --------------- ---------------  ---------------
            (33)             839            2,456              297           2,082             (197)
         (1,212)            (259)          10,015              269           4,567              949
---------------  ---------------  ---------------  --------------- ---------------  ---------------
         (1,245)             580           12,471              566           6,649              752
---------------  ---------------  ---------------  --------------- ---------------  ---------------
           (483)           1,099           12,638              545           6,523              865
---------------  ---------------  ---------------  --------------- ---------------  ---------------
          5,510            4,633            8,846              716           8,774            2,121
         (2,581)          (1,465)          (2,113)             (69)         (3,553)            (744)
         (1,728)           1,585           11,936             (308)          1,855           10,600
---------------  ---------------  ---------------  --------------- ---------------  ---------------
           (263)             (94)              --               --             (57)             (73)
---------------  ---------------  ---------------  --------------- ---------------  ---------------
---------------  ---------------  ---------------  --------------- ---------------  ---------------
            938            4,659           18,669              339           7,019           11,904
---------------  ---------------  ---------------  --------------- ---------------  ---------------
            455            5,758           31,307              884          13,542           12,769
         20,330           14,572            2,010            1,126          13,552              783
---------------  ---------------  ---------------  --------------- ---------------  ---------------
$        20,785  $        20,330  $        33,317  $         2,010 $        27,094  $        13,552
===============  ===============  ===============  =============== ===============  ===============
  1,485,056.102    1,104,695.485      139,266.463      103,337.260     999,754.701       77,261.368
  1,576,590.990    1,485,056.102    1,038,286.694      139,266.463   1,407,686.821      999,754.701
$     16.099793  $     16.484567  $     32.146417  $     14.448721 $     19.285137  $     13.569864
$     12.571072  $     12.882327  $     32.081891  $     14.431797 $     19.246456  $     13.554003

    The accompanying notes are an integral part of the financial statements.



                                     SAI-25

                       RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)
                For the years ended December 31, 1999 and 1998
                                (In Thousands)



                                                        JANUS ASPEN SERIES                JANUS ASPEN SERIES
                                                  INTERNATIONAL GROWTH PORTFOLIO      WORLDWIDE GROWTH PORTFOLIO
                                                  -------------------------------- --------------------------------
                                                        1999             1998          1999              1998
                                                  ---------------  --------------- ---------------  ---------------
Net investment income (loss):
 Reinvested dividend income..................     $            18  $            75 $           100  $           486
 Reinvested capital gains....................                  --               11              --              191
 Administrative expenses.....................                (110)             (57)           (712)            (244)
                                                  ---------------  --------------- ---------------  ---------------
   Net investment income (loss) and
    capital gains............................                 (92)              29            (612)             433
                                                  ---------------  --------------- ---------------  ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares.................               2,623              116           6,136              282
 Increase (decrease) in unrealized
  appreciation of investments................               3,694              284          23,962            2,565
                                                  ---------------  --------------- ---------------  ---------------
   Net realized and unrealized gains
    (losses).................................               6,317              400          30,098            2,847
                                                  ---------------  --------------- ---------------  ---------------
   Additions (reductions) from
    operations...............................               6,225              429          29,486            3,280
                                                  ---------------  --------------- ---------------  ---------------
Contract Owners' transactions:
 Net premium payments........................               1,117            2,019          16,536           13,095
 Surrenders..................................                (676)            (112)         (2,540)            (741)
 Transfers between sub-accounts and
  fixed account..............................               4,538              943           9,900            7,054
 Annuity payments............................                  --               --              --               --
 Death benefit payments......................                  --              (32)           (292)             (17)
 Transfers to (from) required reserves.......                  --               --              --               --
                                                  ---------------  --------------- ---------------  ---------------
   Additions (reductions) for Contract
    Owners' transactions.....................               4,979            2,818          23,604           19,391
                                                  ---------------  --------------- ---------------  ---------------
   Net additions (reductions) for the year...              11,204            3,247          53,090           22,671
Contract Owners' Equity,
 beginning of the year.......................               5,326            2,079          29,016            6,345
                                                  ---------------  --------------- ---------------  ---------------
Contract Owners' Equity, end of the year.....     $        16,530  $         5,326 $        82,106  $        29,016
                                                  ===============  =============== ===============  ===============
Units Outstanding, beginning of the year.....         481,160.237      217,144.911   2,332,771.519      648,637.588
Units Outstanding, end of the year...........         830,816.812      481,160.237   4,069,756.446    2,332,771.519
Net Asset Value per Unit:
 Select-Annuity II...........................     $     19.934708  $     11.080211 $     20.211791  $     12.451932
 Select-Annuity III..........................     $     19.894700  $     11.067242 $     20.171221  $     12.437347



    The accompanying notes are an integral part of the financial statements.



                                     SAI-26

                     COMBINED STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)



            NEUBERGER BERMAN                            NEUBERGER BERMAN                       NEUBERGER BERMAN
       ADVISERS MANAGEMENT TRUST                   ADVISERS MANAGEMENT TRUST              ADVISERS MANAGEMENT TRUST
    LIMITED MATURITY BOND PORTFOLIO                    PARTNERS PORTFOLIO               SOCIALLY RESPONSIVE PORTFOLIO
----------------------------------------  --------------------------------------------  ------------------------------
        1999                 1998                   1999                   1998                   1999            1998
-------------------  -------------------   ---------------------  ---------------------   --------------------  --------
  $           319      $            69       $             160      $              19        $          --       $  --
               --                   --                     278                    596                   --          --
              (95)                 (37)                   (192)                  (144)                  (2)         --
  ---------------      ---------------       -----------------      -----------------        -------------       -----
              224                   32                     246                    471                   (2)         --
  ---------------      ---------------       -----------------      -----------------        -------------       -----
              (38)                 (26)                   (147)                  (585)                  --          --
             (179)                  54                     628                   (128)                  13          --
  ---------------      ---------------       -----------------      -----------------        -------------       -----
             (217)                  28                     481                   (713)                  13          --
  ---------------      ---------------       -----------------      -----------------        -------------       -----
                7                   60                     727                   (242)                  11          --
  ---------------      ---------------       -----------------      -----------------        -------------       -----
            3,124                3,693                   2,286                  8,482                   91          --
             (309)                 (32)                   (535)                  (225)                  (1)         --
             (924)               1,025                  (3,919)                 2,672                  137          --
               --                   --                      --                     --                   --          --
              (36)                  --                     (82)                    --                   --          --
               --                   --                      --                     --                   --          --
  ---------------      ---------------       -----------------      -----------------        -------------       -----
            1,855                4,686                  (2,250)                10,929                  227          --
  ---------------      ---------------       -----------------      -----------------        -------------       -----
            1,862                4,746                  (1,523)                10,687                  238          --
            5,223                  477                  14,431                  3,744                   --          --
  ---------------      ---------------       -----------------      -----------------        -------------       -----
  $         7,085      $         5,223       $          12,908      $          14,431        $         238       $  --
  ===============      ===============       =================      =================        =============       =====
      497,439.859           46,783.512           1,367,283.810            364,555.535                   --          --
      674,365.964          497,439.859           1,154,928.606          1,367,283.810           22,281.304          --
  $     10.527628      $     10.510776       $       11.197287      $       10.565841        $          --       $  --
  $     10.506459      $     10.498452       $       11.174766      $       10.553450        $   10.654931       $  --

    The accompanying notes are an integral part of the financial statements.

                                     SAI-27

                       RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)
                For the years ended December 31, 1999 and 1998
                                (In Thousands)



                                                       NORTHSTAR GALAXY TRUST           NORTHSTAR GALAXY TRUST
                                                      EMERGING GROWTH PORTFOLIO        GROWTH + VALUE PORTFOLIO
                                                  -------------------------------- --------------------------------
                                                        1999            1998           1999              1998
                                                  ---------------  --------------- ---------------  ---------------
Net investment income (loss):
 Reinvested dividend income...................    $            --  $           147 $            --  $             3
 Reinvested capital gains.....................              2,535              253           4,599               90
 Administrative expenses......................               (130)             (70)           (228)            (156)
                                                  ---------------  --------------- ---------------  ---------------
   Net investment income (loss) and
    capital gains.............................              2,405              330           4,371              (63)
                                                  ---------------  --------------- ---------------  ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares..................                747               78           1,592              277
 Increase (decrease) in unrealized
  appreciation of investments.................              6,369              353           5,694            1,504
                                                  ---------------  --------------- ---------------  ---------------
   Net realized and unrealized gains
    (losses)..................................               7,116              431           7,286            1,781
                                                 ---------------  --------------- ---------------  ---------------
   Additions (reductions) from
    operations................................              9,521              761          11,657            1,718
                                                  ---------------  --------------- ---------------  ---------------
Contract Owners' transactions:
 Net premium payments.........................              2,038            1,126           3,082            1,778
 Surrenders...................................               (677)            (156)         (1,042)            (340)
 Transfers between sub-accounts and
  fixed account...............................              2,757               94             788           (1,554)
 Annuity payments.............................                (10)              27              --               --
 Death benefit payments.......................                (51)             (56)            (29)             (14)
 Transfers to (from) required reserves........                 (6)              (2)             --               --
                                                  ---------------  --------------- ---------------  ---------------
   Additions (reductions) for Contract
    Owners' transactions......................              4,051            1,033           2,799             (130)
                                                  ---------------  --------------- ---------------  ---------------
   Net additions (reductions) for the year....             13,572            1,794          14,456            1,588
Contract Owners' Equity,
 beginning of the year........................              5,814            4,020          12,017           10,429
                                                  ---------------  --------------- ---------------  ---------------
Contract Owners' Equity, end of the year......    $        19,386  $         5,814 $        26,473  $        12,017
                                                  ===============  =============== ===============  ===============
Units Outstanding, beginning of the year......        325,761.924      261,508.753     605,152.039      614,981.443
Units Outstanding, end of the year............        467,036.865      325,761.924     703,937.868      605,152.039
Net Asset Value per Unit:
 Select-Annuity II............................    $     28.545501  $     11.998261 $     22.976395  $     11.938676
 Select-Annuity III...........................    $     42.301411  $     17.795032 $     38.423978  $     19.982048


    The accompanying notes are an integral part of the financial statements.




                                     SAI-28

                         STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)


                                                    NORTHSTAR GALAXY TRUST
         NORTHSTAR GALAXY TRUST                      RESEARCH ENHANCED                       NORTHSTAR GALAXY TRUST
     INTERNATIONAL VALUE PORTFOLIO                    INDEX PORTFOLIO                      HIGH YIELD BOND PORTFOLIO
----------------------------------------  ----------------------------------------  ----------------------------------------
        1999                 1998                  1999                 1998                  1999                 1998
-------------------  -------------------   -------------------  -------------------   -------------------  -------------------
  $            68      $            42       $           148      $           397       $           383      $           231
              528                  119                    --                    2                    --                    5
              (60)                 (27)                  (90)                 (76)                  (59)                 (37)
  ---------------      ---------------       ---------------      ---------------       ---------------      ---------------
              536                  134                    58                  323                   324                  199
  ---------------      ---------------       ---------------      ---------------       ---------------      ---------------
              985                   16                  (228)                 (36)                 (274)                 (66)
              390                   85                   450                 (323)                 (241)                (217)
  ---------------      ---------------       ---------------      ---------------       ---------------      ---------------
            1,375                  101                   222                 (359)                 (515)                (283)
  ---------------      ---------------       ---------------      ---------------       ---------------      ---------------
            1,911                  235                   280                  (36)                 (191)                 (84)
  ---------------      ---------------       ---------------      ---------------       ---------------      ---------------
              848                1,093                 1,344                3,009                   457                3,337
             (198)                 (45)                 (292)                (198)                 (371)                 (78)
              (37)               1,004                  (876)                (135)                 (266)                 334
               --                   --                    --                   --                    --                   --
              (20)                  --                  (315)                 (33)                  (17)                  --
               --                   --                    --                   --                    --                   --
  ---------------      ---------------       ---------------      ---------------       ---------------      ---------------
              593                2,052                  (139)               2,643                  (197)               3,593
  ---------------      ---------------       ---------------      ---------------       ---------------      ---------------
            2,504                2,287                   141                2,607                  (388)               3,509
            3,206                  919                 6,483                3,876                 4,090                  581
  ---------------      ---------------       ---------------      ---------------       ---------------      ---------------
  $         5,710      $         3,206       $         6,624      $         6,483       $         3,702      $         4,090
  ===============      ===============       ===============      ===============       ===============      ===============
      275,953.626           91,244.985           484,075.787          289,376.509           405,137.900           57,089.696
      331,847.364          275,953.626           476,021.418          484,075.787           384,213.712          405,137.900
  $     17.239172      $     11.630089       $     10.477608      $     10.031623       $      9.654803      $     10.107387
  $     17.204562      $     11.616470       $     14.003837      $     13.419018       $      9.635390      $     10.095547

    The accompanying notes are an integral part of the financial statements.

                                     SAI-29

                       RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)
                For the years ended December 31, 1999 and 1998
                                (In Thousands)



                                                    OCC ACCUMULATION TRUST                 OCC ACCUMULATION TRUST
                                                       EQUITY PORTFOLIO                    GLOBAL EQUITY PORTFOLIO
                                              -----------------------------------     -----------------------------------
                                                   1999                1998                1999                 1998
                                              ---------------     ---------------     ---------------     ---------------
Net investment income (loss):
 Reinvested dividend income................   $            31     $            10     $             8     $             4
 Reinvested capital gains..................               142                  42                  84                  13
 Administrative expenses...................               (49)                (26)                 (6)                 (4)
                                              ---------------     ---------------     ---------------     ---------------
   Net investment income (loss) and
    capital gains..........................               124                  26                  86                  13
                                              ---------------     ---------------     ---------------     ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares...............                 1                  24                  11                  (6)
 Increase (decrease) in unrealized
  appreciation of investments..............               (84)                 67                  10                   8
                                              ---------------     ---------------     ---------------     ---------------
   Net realized and unrealized gains
    (losses)...............................               (83)                 91                  21                   2
                                              ---------------     ---------------     ---------------     ---------------
   Additions (reductions) from
   operations..............................                41                 117                 107                  15
                                              ---------------     ---------------     ---------------     ---------------
Contract Owners' transactions:
 Net premium payments......................               953               1,763                 123                 126
 Surrenders................................              (167)                (28)                 (8)                (13)
 Transfers between sub-accounts and
  fixed account............................              (293)                525                  37                  94
 Annuity payments..........................                --                  --                  --                  --
 Death benefit payments....................               (27)                 (5)                 (2)                 --
 Transfers to (from) required reserves.....                --                  --                  --                  --
                                              ---------------     ---------------     ---------------     ---------------
   Additions (reductions) for Contract
    Owners' transactions...................               466               2,255                 150                 207
                                              ---------------     ---------------     ---------------     ---------------
   Net additions (reductions) for the year.               507               2,372                 257                 222
Contract Owners' Equity,
 beginning of the year.....................             3,018                 646                 348                 126
                                              ---------------     ---------------     ---------------     ---------------
Contract Owners' Equity, end of the year...   $         3,525     $         3,018     $           605     $           348
                                              ===============     ===============     ===============     ===============
Units Outstanding, beginning of the year...       257,082.760          60,658.878          33,070.482          13,331.124
Units Outstanding, end of the year.........       296,855.245         257,082.760          45,802.170          33,070.482
Net Asset Value per Unit:
 Select-Annuity II.........................   $     11.894969     $     11.752768     $     13.214234     $     10.581111
 Select-Annuity III........................   $     11.871054     $     11.738993     $     13.187681     $     10.568707




    The accompanying notes are an integral part of the financial statements.




                                     SAI-30

                         STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)



                                                                            PUTNAM VT
     OCC ACCUMULATION TRUST           OCC ACCUMULATION TRUST         ASIA PACIFIC GROWTH FUND
        MANAGED PORTFOLIO              SMALL CAP PORTFOLIO               CLASS IA SHARES
-------------------------------   -----------------------------   ------------------------------
     1999             1998             1999            1998            1999            1998
--------------   --------------   --------------  --------------  --------------  --------------
$          249   $           63   $           23  $            5  $           --  $          133
           559              217               --              57              --              --
          (193)            (161)             (54)            (39)            (41)            (40)
--------------   --------------   --------------  --------------  --------------  --------------
           615              119              (31)             23             (41)             93
--------------   --------------   --------------  --------------  --------------  --------------
          (261)               4             (209)            (58)            304            (702)
            40              372              119            (350)          1,896             395
--------------   --------------   --------------  --------------  --------------  --------------
          (221)             376              (90)           (408)          2,200            (307)
--------------   --------------   --------------  --------------  --------------  --------------
           394              495             (121)           (385)          2,159            (214)
--------------   --------------   --------------  --------------  --------------  --------------
         3,490            7,009              997           2,152              43             242
          (771)            (259)            (141)            (69)           (179)           (125)
        (7,405)           6,614             (517)            782            (707)           (690)
            (7)              28               --              --              --              --
           (79)             (30)              (3)             --              (6)            (21)
            (5)              (1)              --              --              (1)             --
--------------   --------------   --------------  --------------  --------------  --------------
        (4,777)          13,361              336           2,865            (850)           (594)
--------------   --------------   --------------  --------------  --------------  --------------
        (4,383)          13,856              215           2,480           1,309            (808)
        16,895            3,039            3,618           1,138           2,567           3,375
--------------   --------------   --------------  --------------  --------------  --------------
$       12,512   $       16,895   $        3,833  $        3,618  $        3,876  $        2,567
==============   ==============   ==============  ==============  ==============  ==============
 1,583,422.608      301,435.488      395,445.630     111,567.266     299,876.673     367,695.459
 1,131,871.664    1,583,422.608      432,795.782     395,445.630     221,312.330     299,876.673
$    11.049267   $    10.661881   $     8.873927  $     9.158493  $           --  $           --
$    11.027054   $    10.649385   $     8.856076  $     9.147757  $    17.512049  $     8.554708

    The accompanying notes are an integral part of the financial statements.



                                     SAI-31

                       RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)
                For the years ended December 31, 1999 and 1998
                                (In Thousands)



                                                             PUTNAM VT                       PUTNAM VT
                                                      DIVERSIFIED INCOME FUND          GROWTH AND INCOME FUND
                                                          CLASS IA SHARES                  CLASS IA SHARES
                                                  --------------------------------  --------------------------------
                                                        1999            1998             1999             1998
                                                  ---------------  ---------------  ---------------  ---------------
Net investment income (loss):
 Reinvested dividend income...................    $           775  $           500  $           989  $         1,037
 Reinvested capital gains.....................                 --              212            4,934            6,772
 Administrative expenses......................               (142)            (167)          (1,026)            (921)
                                                  ---------------  ---------------  ---------------  ---------------
   Net investment income (loss) and
    capital gains.............................                633              545            4,897            6,888
                                                  ---------------  ---------------  ---------------  ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares..................               (255)              40            2,291            2,145
 Increase (decrease) in unrealized
  appreciation of investments.................               (354)            (917)          (6,999)          (1,009)
                                                  ---------------  ---------------  ---------------  ---------------
   Net realized and unrealized gains
    (losses)..................................               (609)            (877)          (4,708)           1,136
                                                  ---------------  ---------------  ---------------  ---------------
   Additions (reductions) from
    operations................................                 24             (332)             189            8,024
                                                  ---------------  ---------------  ---------------  ---------------
Contract Owners' transactions:
 Net premium payments.........................                315            2,271            8,173           10,913
 Surrenders...................................               (925)            (819)          (6,067)          (3,399)
 Transfers between sub-accounts and
  fixed account...............................             (2,327)            (747)          (4,067)          (2,418)
 Annuity payments.............................                 --               --               23               (3)
 Death benefit payments.......................                (24)            (106)            (559)            (360)
 Transfers to (from) required reserves........                 --               --                3                5
                                                  ---------------  ---------------  ---------------  ---------------
   Additions (reductions) for Contract
    Owners' transactions......................             (2,961)             599           (2,494)           4,738
                                                  ---------------  ---------------  ---------------  ---------------
   Net additions (reductions) for the year....             (2,937)             267           (2,305)          12,762
Contract Owners' Equity,
 beginning of the year........................             11,691           11,424           69,666           56,904
                                                  ---------------  ---------------  ---------------  ---------------
Contract Owners' Equity, end of the year......    $         8,754  $        11,691  $        67,361  $        69,666
                                                  ===============  ===============  ===============  ===============
Units Outstanding, beginning of the year......        953,100.912      905,748.817    3,114,690.632    2,892,975.508
Units Outstanding, end of the year............        711,639.998      953,100.912    3,007,745.189    3,114,690.632
Net Asset Value per Unit:
 Select-Annuity II............................    $     12.880110  $     12.823366  $     23.021151  $     22.959652
 Select-Annuity III...........................    $     12.274077  $     12.230260  $     22.351688  $     22.310696

    The accompanying notes are an integral part of the financial statements.




                                     SAI-32

                         STATEMENTS OF OPERATIONS AND
                CHANGES IN CONTRACT OWNERS' EQUITY (Continued)



             PUTNAM VT                        PUTNAM VT                       PUTNAM VT
       NEW OPPORTUNITIES FUND     UTILITIES GROWTH AND INCOME FUND           VOYAGER FUND
          CLASS IA SHARES                  CLASS IA SHARES                  CLASS IA SHARES
--------------------------------  --------------------------------  ---------------------------------
     1999              1998            1999              1998             1999             1998
---------------  ---------------  ---------------  ---------------  ---------------   ---------------
$            --  $            --  $           385  $           293  $           111   $           185
            680              536              404              506            8,896             4,510
           (763)            (589)            (183)            (158)          (1,588)           (1,178)
---------------  ---------------  ---------------  ---------------  ---------------   ---------------
            (83)             (53)             606              641            7,419             3,517
---------------  ---------------  ---------------  ---------------  ---------------   ---------------
          3,547            1,165              544            1,136            5,984             5,253
         27,014            7,474           (1,397)            (288)          41,258             7,959
---------------  ---------------  ---------------  ---------------  ---------------   ---------------
         30,561            8,639             (853)             848           47,242            13,212
---------------  ---------------  ---------------  ---------------  ---------------   ---------------
         30,478            8,586             (247)           1,489           54,661            16,729
---------------  ---------------  ---------------  ---------------  ---------------   ---------------
          5,952            9,004              620            2,664           11,024            15,175
         (3,382)          (1,526)            (912)            (485)          (8,311)           (4,196)
         (6,671)            (826)          (2,206)             923           (1,295)           (1,780)
             --               (1)              (1)              (1)              26                 3
           (400)             (62)            (259)             (22)            (727)             (168)
             --               (8)              --               --               (5)                4
---------------  ---------------  ---------------  ---------------  ---------------   ---------------
         (4,501)           6,581           (2,758)           3,079              712             9,038
---------------  ---------------  ---------------  ---------------  ---------------   ---------------
         25,977           15,167           (3,005)           4,568           55,373            25,767
         49,646           34,479           13,955            9,387           96,385            70,618
---------------  ---------------  ---------------  ---------------  ---------------   ---------------
$        75,623  $        49,646  $        10,950  $        13,955  $       151,758   $        96,385
===============  ===============  ===============  ===============  ===============   ===============
  2,296,798.944    1,954,935.865      713,087.494      542,787.706    4,037,068.162     3,622,068.960
  2,094,825.390    2,296,798.944      571,326.695      713,087.494    4,074,949.268     4,037,068.162
$            --  $            --  $     20.075546  $     20.474582  $     38.781969   $     24.833168
$     36.128041  $     21.631274  $     19.080634  $     19.476236  $     37.044941   $     23.740783

    The accompanying notes are an integral part of the financial statements.





                                     SAI-33

                       RELIASTAR SELECT VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION:
  ReliaStar Select Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

  Payments received under the contracts are allocated to sub-accounts of the Account, each of which invested in one of the following funds during the year:



The Alger American Fund              Fidelity VIP                                 Fidelity VIP II
----------------------------------   ------------------------------------------   ---------------------------------------------
  Growth Portfolio                   VIP Equity-Income Portfolio -- IC Shares     Asset Manager Portfolio -- IC Shares
  MidCap Growth Portfolio            Growth Portfolio -- IC Shares                Contrafund Portfolio -- IC Shares
  Small Capitalization Portfolio     High Income Portfolio -- IC Shares           Index 500 Portfolio -- IC Shares
                                     Money Market Portfolio -- IC Shares          Investment Grade Bond Portfolio -- IC Shares
                                     Overseas Portfolio -- IC Shares


Janus Aspen Series                   Putnam Variable Trust
----------------------------------   --------------------------------------------------------------
  Aggressive Growth Portfolio        Putnam VT Asia Pacific Growth Fund -- Class IA Shares
  Growth Portfolio                   Putnam VT Diversified Income Fund -- Class IA Shares
  International Growth Portfolio     Putnam VT Growth and Income Fund -- Class IA Shares
  Worldwide Growth Portfolio         Putnam VT New Opportunities Fund -- Class IA Shares
                                     Putnam VT Utilities Growth and Income Fund -- Class IA Shares
                                     Putnam VT Voyager Fund -- Class IA Shares


Northstar Galaxy Trust                  OCC Accumulation Trust             Neuberger Berman Advisers Management Trust
-------------------------------------   --------------------------------   -------------------------------------------
  Emerging Growth Portfolio             Equity Portfolio                   AMT Limited Maturity Bond Portfolio
  Growth + Value Portfolio              Global Equity Portfolio            AMT Partners Portfolio
  International Value Portfolio         Managed Portfolio                  AMT Socially Responsive Portfolio
  Research Enhanced Index Portfolio     Small Capitalization Portfolio
  High Yield Bond Portfolio

  Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund, and is paid fees for its services by The Alger American Fund Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund
  (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger Berman Management Inc. is the investment manager for the three portfolios of the Neuberger Berman Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Portfolios. Pilgrim Advisors, Inc., an affiliate of ReliaStar Life, is the investment adviser for the five Northstar Galaxy Trust Portfolios and is paid fees for its services by the portfolios. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. See the related Funds' prospectuses for further information.

     Fidelity VIP II Contrafund Portfolio is a registered trademark to FMMR Corporation.

                                     SAI-34

                       RELIASTAR SELECT VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED


1. ORGANIZATION, CONTINUED:
    On July 29, 1998, Northstar Variable Trust Portfolio's changed its name to Northstar Galaxy Trust Portfolios (GT). Also on July 29, 1998, the Northstar Variable Trust Growth Portfolio changed its name to Northstar Galaxy Trust Growth + Value Portfolio.

    On November 9, 1998, Northstar Galaxy Trust Income and Growth Portfolio changed its name to Northstar Galaxy Trust Emerging Growth Portfolio.

    On April 30, 1999, Northstar Galaxy Trust Multi-Sector Portfolio changed its name to Northstar Galaxy Trust Research Enhanced Index Portfolio. Also on April 30, 1999, sub-accounts investing in Neuberger Berman Advisers Management Trust Socially Responsive Portfolio were made available to purchasers of ReliaStar Life's Select-Annuity contracts.

    On April 30, 1999, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund and Putnam VT Utilities Growth and Income Fund were closed to new premium and transfers.

    On November 1, 1999, Northstar Investment Management Corporation changed its name to Pilgrim Advisors, Inc. Substantially the same personnel are performing the investment advisory services on behalf of Pilgrim Advisors, Inc.


2.  SIGNIFICANT ACCOUNTING POLICIES:

    SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
    The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

    VARIABLE ANNUITY RESERVES:
    The amount of the reserves for contracts in the distribution year is determined by actuarial assumptions, which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to, or from, ReliaStar Life.


3.  FEDERAL INCOME TAXES:
    ReliaStar Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Account is not a separate entity from ReliaStar Life, and its operations form a part of ReliaStar Life, it is not taxed separately as a "regulated Investment Company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Account, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to ReliaStar Life.


4.  CONTRACT CHARGES:
    No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

    Certain charges are made by ReliaStar Life to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the contracts. These charges may include: an annual administrative/contract charge of $30 from each contract on the anniversary date or at the time of surrender if other than the anniversary date; and a daily administrative charge for mortality and expense risk assumed by ReliaStar Life.

    Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.


                                     SAI-35

                       RELIASTAR SELECT VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED


5. INVESTMENTS:
     For the year ended December 31, 1999, investment activity in the funds was as follows (in thousands):



                                                                         COST OF       PROCEEDS
INVESTING FUND                                                          PURCHASES     FROM SALES
--------------------------------------------------------------------   -----------   -----------
        The Alger American Fund:
          Alger American Growth Portfolio ..........................    $ 37,908      $  4,505
          Alger American MidCap Growth Portfolio ...................       5,637           845
          Alger American Small Capitalization Portfolio ............       4,068         1,670
        Fidelity's VIP:
          VIP Equity-Income Portfolio -- IC Shares .................      60,838        87,615
          VIP Growth Portfolio -- IC Shares ........................      56,056        53,119
          VIP High Income Portfolio -- IC Shares ...................      13,688        16,563
          VIP Money Market Portfolio -- IC Shares ..................     252,613       217,710
          VIP Overseas Portfolio -- IC Shares ......................      30,181        42,370
        Fidelity's VIP II:
          VIP II Asset Manager Portfolio -- IC Shares ..............       6,712        20,712
          VIP II Contrafund Portfolio -- IC Shares .................      26,438        14,027
          VIP II Index 500 Portfolio -- IC Shares ..................      42,652        21,137
          VIP II Investment Grade Bond Portfolio -- IC Shares ......      10,260         8,558
        Janus Aspen Series:
          Aggressive Growth Portfolio ..............................      42,232        23,353
          Growth Portfolio .........................................      41,501        34,584
          International Growth Portfolio ...........................      19,530        14,628
          Worldwide Growth Portfolio ...............................      48,996        25,928
        Neuberger Berman Advisers Management Trust:
          AMT Limited Maturity Bond Portfolio ......................       3,730         1,648
          AMT Partners Portfolio ...................................       2,879         4,884
          AMT Socially Responsive Portfolio ........................         233             8
        Northstar Galaxy Trust:
          Northstar Emerging Growth Portfolio ......................       8,302         1,823
          Northstar Growth + Value Portfolio .......................      11,217         4,031
          Northstar International Value Portfolio ..................      49,268        48,128
          Northstar Research Enhanced Index Portfolio ..............       2,053         2,134
          Northstar High Yield Bond Portfolio ......................       2,072         1,951
        OCC Accumulation Trust:
          Equity Portfolio .........................................       1,465           875
          Global Equity Portfolio ..................................         306            72
          Managed Portfolio ........................................       5,846        10,007
          Small Cap Portfolio ......................................       1,596         1,290
        Putnam Variable Trust:
          Putnam VT Asia Pacific Growth Fund -- Class IA Shares.....       1,663         2,550
          Putnam VT Diversified Income Fund -- Class IA Shares .....       1,315         3,648
          Putnam VT Growth and Income Fund -- Class IA Shares.......      12,984        10,589
          Putnam VT New Opportunities Fund -- Class IA Shares ......       5,363         9,901
          Putnam VT Utilities Growth and Income Fund --
           Class IA Shares .........................................       1,992         4,147
          Putnam VT Voyager Fund -- Class IA Shares ................      24,721        16,496
                                                                        --------      --------
          Total ....................................................    $836,315      $711,506
                                                                        ========      ========

                                     SAI-36

                       RELIASTAR LIFE INSURANCE COMPANY
           (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                         INDEPENDENT AUDITORS' REPORT*
                         CONSOLIDATED BALANCE SHEETS*
                      CONSOLIDATED STATEMENTS OF INCOME*
               CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY*
                    CONSOLIDATED STATEMENTS OF CASH FLOWS*
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS*
                               DECEMBER 31, 1999





























-----------------
* Incorporated by reference to the financial statements contained in the Prospectus filed as part of Amendment No. 11 to the Form S-6 Registration Statement of Select*Life Variable Account, File No. 33-57244, filed March 31, 2000.


                                     SAI-37